N-4	Dec. 31, 2025 USD ($) Years
Prospectus:
Document Type	N-4
Entity Registrant Name	Massachusetts Mutual Variable Annuity Separate Account 4
Entity Central Index Key	0001052766
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2025
Amendment Flag	false
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]

	FEES, EXPENSES, AND ADJUSTMENTS	LOCATION IN PROSPECTUS
Are There Charges or Adjustments for Early Withdrawals?
Yes. If you withdraw money from your Contract within  seven years following your last Purchase Payment, you may be assessed a Contingent Deferred Sales Charge (“CDSC”) of up to 7% of the value of the Purchase Payment withdrawn (less a 10% Free Withdrawal Amount), declining to 0% after the seventh year.
For example, if you purchased the Contract and withdrew the $100,000 initial Purchase Payment during the first two years after that Purchase Payment, you could be assessed a charge of up to $6,300 on the Purchase Payment withdrawn. This could result in a loss of principal regardless of market performance. This loss will be greater if income taxes or premature distribution taxes apply.
Charges and Deductions – Contingent Deferred Sales Charge (CDSC)
Are There Transaction Charges?	No. Currently, we do not assess any transaction charges.	Charges and Deductions

	FEES, EXPENSES, AND ADJUSTMENTS			LOCATION IN PROSPECTUS
Are There Ongoing Fees and Expenses?
Yes. The table below describes the fees and expenses that you may pay  each year, depending on the investment options and optional benefits you choose. Please refer to your Contract specifications page(s) for information about the specific fees you will pay each year based on the options you have elected.
Charges and Deductions
	Annual Fee	Minimum	Maximum
	Base Contract	1.32%(1)	1.32%(1)
	Fund fees and expenses	0.52%(2)	1.43%(2)
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.30%(3)	See Rate Sheet Prospectus Supplement(4)

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract,  which could result in the assessment of  CDSCs that substantially increase costs.

	Lowest Annual Cost:	Highest Annual Cost:(5)
	$1,604	$4,001

Assumes:
  Investment of $100,000
  5% annual appreciation
  Least expensive combination of Contract Share Classes and Fund fees and expenses
  No optional benefits
  No CDSC
  No additional Purchase Payments, transfers, or withdrawals

Assumes:
  Investment of $100,000
  5% annual appreciation
  Most expensive combination of Contract Share Classes, optional benefits and Fund fees and expenses
  No CDSC
  No additional Purchase Payments, transfers, or withdrawals

		[1],[2],[3],[4],[5]
Charges for Early Withdrawals [Text Block]
Are There Charges or Adjustments for Early Withdrawals?
Yes. If you withdraw money from your Contract within  seven years following your last Purchase Payment, you may be assessed a Contingent Deferred Sales Charge (“CDSC”) of up to 7% of the value of the Purchase Payment withdrawn (less a 10% Free Withdrawal Amount), declining to 0% after the seventh year.
For example, if you purchased the Contract and withdrew the $100,000 initial Purchase Payment during the first two years after that Purchase Payment, you could be assessed a charge of up to $6,300 on the Purchase Payment withdrawn. This could result in a loss of principal regardless of market performance. This loss will be greater if income taxes or premature distribution taxes apply.
Charges and Deductions – Contingent Deferred Sales Charge (CDSC)

Surrender Charge Phaseout Period, Years | Years	7
Surrender Charge (of Purchase Payments) Maximum [Percent]	7.00%
Surrender Charge Example Maximum [Dollars]	$ 6,300
Transaction Charges [Text Block]	Are There Transaction Charges? No. Currently, we do not assess any transaction charges. Charges and Deductions
Ongoing Fees and Expenses [Table Text Block]
Are There Ongoing Fees and Expenses?
Yes. The table below describes the fees and expenses that you may pay  each year, depending on the investment options and optional benefits you choose. Please refer to your Contract specifications page(s) for information about the specific fees you will pay each year based on the options you have elected.
Charges and Deductions
Annual Fee
Minimum
Maximum
Base Contract
1.32%(1)
1.32%(1)
Fund fees and expenses
0.52%(2)
1.43%(2)
Optional benefits available
for an additional charge
(for a single optional benefit,
if elected)
0.30%(3)
See Rate
Sheet
Prospectus
Supplement(4)
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract,  which could result in the assessment of  CDSCs that substantially increase costs.
Lowest Annual Cost:
Highest Annual Cost:(5)
$1,604
$4,001
Assumes:
  Investment of $100,000
  5% annual appreciation
  Least expensive combination of Contract Share Classes and Fund fees and expenses
  No optional benefits
  No CDSC
  No additional Purchase Payments, transfers, or withdrawals
Assumes:
  Investment of $100,000
  5% annual appreciation
  Most expensive combination of Contract Share Classes, optional benefits and Fund fees and expenses
  No CDSC
  No additional Purchase Payments, transfers, or withdrawals
		[1],[2],[3],[4],[5]
Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	1.32%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.32%
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.52%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.43%
Optional Benefits Minimum [Percent]	0.30%
Base Contract (N-4) Footnotes [Text Block]	Represents the mortality and expense risk charge and administrative charge (charged as a percentage of average account value in the Separate Account on an annualized basis) and the annual contract maintenance charge (a fixed dollar amount that may be waived for certain Contract Value amounts) collected during the Contract Year that are attributable to the Contract divided by the total average net assets that are attributable to the Contract.
Optional Benefits Footnotes [Text Block]	This charge is the lowest current charge for an optional benefit available with this contract. It is the current charge for the HQV Death Benefit.
Investment Options Footnotes [Text Block]	As a percentage of Fund assets.
Lowest Annual Cost [Dollars]	$ 1,604
Highest Annual Cost [Dollars]	$ 4,001
Highest Annual Cost Footnotes [Text Block]	The calculation of the current highest annual cost assumes election of an Income Guarantee Feature.
Risks [Table Text Block]

	RISKS	LOCATION IN PROSPECTUS
Is There a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in the Contract, including loss of principal.	Principal Risks of Investing in the Contract
Is This a Short-Term Investment?
No.
  The Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.
  CDSCs may apply for up to seven years following your last Purchase Payment.
  If CDSCs apply, they will reduce the value of your Contract if you withdraw money during the  CDSC period. The benefits of tax deferral also mean the Contract is more beneficial to investors with a long-time horizon.
  Withdrawals may result in income taxes and premature distribution taxes.
Principal Risks of Investing in the Contract
What are the Risks Associated with the Investment Options?
  An investment in the Contract is subject to the risk of poor investment performance of the Funds you choose and can vary depending upon the performance of the Funds available under the Contract.
  Each Fund and fixed account has its own unique risks.
  You should review the investment options, including prospectuses for the available Funds and the terms of any fixed account, before making an investment decision.
Principal Risks of Investing in the Contract
What are the Risks Related to the Insurance Company?
  Any obligations (including under any fixed account), guarantees, and benefits of the Contract are subject to the claims-paying ability of MassMutual. If MassMutual experiences financial distress, it may not be able to meet its obligations to you. More information about MassMutual, including its financial strength ratings, is available at www.MassMutual.com/ratings.
Principal Risks of Investing in the Contract

Investment Restrictions [Text Block]
Yes.
  MassMutual reserves the right to remove or substitute Funds as investment options available under the Contract.
  We reserve the right to limit transfers if frequent or large transfers occur.
  We reserve the right to reject subsequent Purchase Payments into the DCA Fixed Account to establish a DCA  Term or into a current DCA Term.
  While an Income Guarantee Feature is in effect, the investment options available to you are restricted. For current investment option restrictions, see the current Rate Sheet Prospectus Supplement (for prospective Contract Owners) or the Rate Sheet Prospectus Supplement included at the time of Contract delivery (for existing Contract Owners). Historical Rate Sheets can be found in Appendix H.
  If you have elected the HQV Death Benefit, the investment options available to you may be restricted.

Key Information, Benefit Restrictions [Text Block]
Yes.
  You may not elect the HQV Death Benefit if you elect an Income Guarantee Feature.
  Your Contract will be subject to investment allocation restrictions while  an Income Guarantee Feature is in effect. This means you will be limited in your choice of Sub-Account investments, and may be limited in how much you can invest in certain Sub-Accounts. We impose these allocation restrictions to reduce the risk of investment losses that may require us to use our General Account assets to honor the guarantees under  the Income Guarantee Features.
  If you have elected an Income Guarantee Feature, withdrawals that are prior to the Guaranteed Lifetime Withdrawal Date are Excess Withdrawals. On or after the Guaranteed Lifetime Withdrawal Date, the portion of a withdrawal (including CDSCs) from the Contract Value that causes the cumulative withdrawals to exceed the ALBA in that Contract Year will be an Excess Withdrawal unless the withdrawal is taken as a part of the Company’s Systematic Withdrawal Program established for the payment of RMDs, under which the RMD is calculated by the Company and no other withdrawals are taken within the Contract Year. Any withdrawal that occurs after the cumulative withdrawals exceed the ALBA in that Contract Year will also be an Excess Withdrawal. Excess Withdrawals can result in a significant reduction or elimination of your Benefit Base, depending upon the amount of the withdrawal. An Excess Withdrawal will also reduce the Roll-Up Base for RetireCore and RetireCore Stacking, and the Roll-Up Value for RetireCore.
  After the first Contract Year, you may not make additional Purchase Payments that total more than $10,000 in a Contract Year while RetirePay is in effect, and $25,000 in a Contract Year while either RetireCore or RetireCore Stacking are in effect. You may not make additional Purchase Payments on or after the Guaranteed Lifetime Withdrawal Date while an Income Guarantee Feature is in effect or after you elect the Income Guarantee Feature Charge Increase Opt-Out.
  Once you select a death benefit, it cannot be canceled or changed.
  Withdrawals (including withdrawals of the ALBA if an Income Guarantee Feature is in effect) will negatively impact the ROP Death Benefit.
  Withdrawals will negatively impact the HQV  Benefit.
  If you elect the  HQV Death Benefit, once the Contract Anniversary after the oldest Owner (or oldest Annuitant, if the Contract is owned by a non-natural person) attains age 80 has occurred, the Annual Lock-In Feature (ALIF) will no longer recalculate on each Contract Anniversary. The ALIF will remain as the last calculated ALIF adjusted by subsequent Purchase Payments and withdrawals.

Tax Implications [Text Block]
  You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.
  If your Contract is funding a qualified retirement plan or individual retirement annuity (IRA), you do not receive any additional tax benefit.
  Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay an additional income tax if you take a withdrawal before age 59½. Earnings for this purpose consist of Contract Value in excess of your after-tax investment (cost basis) in the Contract.

Investment Professional Compensation [Text Block]
  Your registered representative may receive compensation, in the form of commissions, for selling the Contract to you. If your registered representative is also a MassMutual insurance agent, they are also eligible for certain cash and non-cash benefits from MassMutual. Cash compensation includes bonuses and allowances based on factors such as sales, productivity and persistency (contract retention). Non-cash compensation includes various recognition items such as prizes and awards as well as attendance at, and payment of the costs associated with attendance at, conferences, seminars and recognition trips, and also includes contributions to certain individual plans such as pension and medical plans. Sales of the Contract may help these registered representatives and their supervisors qualify for such benefits.
  This conflict of interest may influence your registered representative to offer or recommend the Contract over another investment.

Exchanges [Text Block]
  In general you should be aware that some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own. Thus, in general, you should only exchange your annuity contract if you determine, after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate your existing contract, that it is preferable for you to purchase the new annuity rather than continue to own the existing annuity.

Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]
Additional Information about Fees
The following tables describe the fees and expenses you will pay when buying, owning, and surrendering or making withdrawals from the Contract. Please refer to your Contract specifications page(s) for information about the specific fees you will pay each year based on the options you have elected.
The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender or make withdrawals from the Contract, or transfer Contract Value between investment options. State Premium Taxes may also be deducted.

Transaction Expenses	Maximum	Current
Contingent Deferred Sales Charge(1) (as a percentage of Purchase Payment withdrawn)	7%	7%
The next table describes the fees and expenses you will pay each year during the time you own the Contract, not including underlying Fund fees and expenses. If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

Annual Contract Expenses	Maximum	Current
Administrative Expenses	$40 per Contract Year(1)	$40 per Contract Year(1)
Base Contract Expenses (as a percentage of average account value)	1.30%(2)	1.30%(2)

Optional Benefit Expenses	Maximum	Current
HQV Death Benefit(1) (as a percentage of the Highest Quarterly Value)

Income Guarantee Features - RetirePay, RetireCore, and RetireCore Stacking (as a percentage of the Benefit Base)(1)
Single Life Highest Anniversary Value Step-up
Joint Life Highest Anniversary Value Step-up
Single Life Highest Quarterly Value Step-up
Joint Life Highest Quarterly Value Step-up
	0.30% 2.50% 2.50% 2.50% 2.50%	0.30% —(2) —(2) —(2) —(2)
Annual Fund Operating Expenses
The next item shows the minimum and maximum operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of Funds available under the Contract, including their annual expenses, may be found in Appendix A.

Charge	Minimum	Maximum
Range of annual Fund operating expenses (including management fees, distribution and/or service (12b-1) fees and other expenses).(1)	0.52%	1.43%
The information above describes the fees and expenses you pay related to the Contract. For information on compensation we may receive from the Funds and their advisers and sub-advisers, see “General Information about Massachusetts Mutual Life Insurance Company, the Separate Account and the Investment Options – Compensation We Receive from Funds, Advisers and Sub-Advisers.” For information on compensation we pay to broker-dealers selling the Contract, see “Distribution.”
		[6],[7],[8],[9],[10],[11]
Transaction Expenses [Table Text Block]

Transaction Expenses	Maximum	Current
Contingent Deferred Sales Charge(1) (as a percentage of Purchase Payment withdrawn)	7%	7%

Deferred Sales Load (of Purchase Payments), Maximum [Percent]	7.00%
Deferred Sales Load (of Purchase Payments), Current [Percent]	7.00%
Deferred Sales Load, Footnotes [Text Block]	The CDSC percentage charged is based on the number of full years from when the purchase payment is applied to the Contract to the date it is withdrawn. See Appendix B for an example.The CDSC percentages are 7% (for first three years), 6% (for 4th year), 5% (for 5th year), 4% (for 6th year), 3% (for 7th year), and 0% (for 8th year and later).See “Charges and Deductions – Contingent Deferred Sales Charge (CDSC)” for more information.
Annual Contract Expenses [Table Text Block]

Annual Contract Expenses	Maximum	Current
Administrative Expenses	$40 per Contract Year(1)	$40 per Contract Year(1)
Base Contract Expenses (as a percentage of average account value)	1.30%(2)	1.30%(2)

Optional Benefit Expenses	Maximum	Current
HQV Death Benefit(1) (as a percentage of the Highest Quarterly Value)

Income Guarantee Features - RetirePay, RetireCore, and RetireCore Stacking (as a percentage of the Benefit Base)(1)
Single Life Highest Anniversary Value Step-up
Joint Life Highest Anniversary Value Step-up
Single Life Highest Quarterly Value Step-up
Joint Life Highest Quarterly Value Step-up
	0.30% 2.50% 2.50% 2.50% 2.50%	0.30% —(2) —(2) —(2) —(2)

Administrative Expense, Maximum [Dollars]	$ 40
Administrative Expense, Current [Dollars]	$ 40
Administrative Expense, Footnotes [Text Block]	This represents the annual contract maintenance charge. We currently waive this charge if your Contract Value is $100,000 or more when the deduction is made. We assess the charge on each Contract Anniversary and when you make a full withdrawal. For Contracts issued in New York, the charge is deducted on a pro-rated basis for full withdrawals.
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.30%
Base Contract Expense (of Average Account Value), Current [Percent]	1.30%
Base Contract Expense, Footnotes [Text Block]	The Base Contract Expenses represent the sum of the mortality and expense risk charge and the administrative charge. The current and maximum mortality and expense risk charge is 1.15% annually and the current and maximum administrative charge is 0.15% annually. These charges are a percentage of average account value in the Separate Account on an annualized basis.
Optional Benefit Expense, Footnotes [Text Block]	We deduct 25% of the annualized current charge from your Contract Value in the Sub Accounts in which you are invested on a quarterly basis in arrears.
Annual Portfolio Company Expenses [Table Text Block]

Charge	Minimum	Maximum
Range of annual Fund operating expenses (including management fees, distribution and/or service (12b-1) fees and other expenses).(1)	0.52%	1.43%

Portfolio Company Expenses [Text Block]	Range of annual Fund operating expenses (including management fees, distribution and/or service (12b-1) fees and other expenses).
Portfolio Company Expenses Before Waivers and Reimbursement Minimum [Percent]	0.52%
Portfolio Company Expenses Before Waivers and Reimbursement Maximum [Percent]	1.43%
Portfolio Company Expenses, Footnotes [Text Block]	The Fund expenses used to prepare this item were provided to us by the Funds. We have not independently verified such information provided to us by Funds that are not affiliated with us.
Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]
Principal Risks of Investing in the Contract
There are risks associated with investing in the Contract.
Market Risk.  You can lose money in a variable annuity, including potential loss of your entire amount invested.  The value of your investment and any returns will depend on the performance of the Funds you select. Those Funds could decline in value very significantly, and the risk of loss varies with each Fund.  You bear the risk of any decline in your Contract Value resulting from the poor performance of the Funds you have selected. The investment risks are described in the prospectuses for the Funds.

Early Withdrawal Risk. Variable annuities are not a short-term investment vehicle. The  CDSC may apply for a number of years, so the Contract should only be purchased for the long-term. Under some circumstances, you may receive less than the sum of your Purchase Payments. In addition, full or partial withdrawals will be subject to income tax to the extent that they consist of earnings and a 10% additional income tax may apply to the taxable portion if taken before age 59½. Accordingly, you should carefully consider your income and liquidity needs before purchasing a Contract. Additional information about these risks appear in “Important Information You Should Consider About the MassMutual Envision  Variable Annuity Contract,”   “Withdrawals,” and “Taxes.”
Contract Benefits Risk. Investment Restrictions – Opportunity Risks. Electing an Income Guarantee Feature restricts your choice of available Funds. Additionally, while there are currently no restrictions on available Sub-Accounts if you elected the HQV Death Benefit, we reserve the right to impose such restrictions in the future. These restrictions are intended to protect us financially, in that they reduce the likelihood that we will have to pay guaranteed benefits under an Income Guarantee Feature or the HQV Death Benefit from our own assets. These restrictions could result in an opportunity cost – in the form of Funds that you did not invest in that ultimately might generate superior investment performance. Thus, you should consider these restrictions when deciding whether to elect an Income Guarantee Feature or the HQV Death Benefit.
Risk Associated With Election of an Income Guarantee Feature. The Income Guarantee Features include several requirements and limitations that must be adhered to in order to preserve and maximize the guarantees we offer under the benefit. If you fail to adhere to these requirements, that may diminish the value of the benefit and even possibly cause termination of the benefit. In addition, it is possible that you will pay fees for an Income Guarantee Feature without fully realizing the guarantees available under the benefit. For example, Excess Withdrawals can result in a significant reduction of your Benefit Base, depending upon the amount of the withdrawal. An Excess Withdrawal will also reduce the Roll-Up Base for RetireCore and RetireCore Stacking and the Roll-Up Value for RetireCore. Additionally, if your Contract terminates before the Settlement Phase, you will not have maximized the benefits provided under your Income Guarantee Feature.
Risks Associated With Election of the ROP Death Benefit or the HQV Death Benefit. Withdrawals reduce the death benefit on a pro-rata basis. If you elected the HQV Death Benefit, once the Contract Anniversary after the oldest Owner (or oldest Annuitant, if the Contract is owned by a non-natural person) attains age 80 has occurred, the ALIF will no longer recalculate on each Contract Anniversary. The ALIF will remain as the last calculated ALIF adjusted by subsequent Purchase Payments and withdrawals.
Insurance Company Risk. It is possible that we could experience financial difficulty in the future and even become insolvent, and therefore unable to provide all of the guarantees and benefits that we promise that exceed the value of the assets in the Separate Account. Similarly, our experiencing financial difficulty could interfere with our ability to fulfill our obligations under the DCA Fixed Account and other General Account obligations.
Contract Changes Risk. We reserve the right to limit transfers. We also reserve the right to remove or substitute Funds as investment options available under the Contract and to reject subsequent Purchase Payments into the DCA Fixed Account to establish a DCA Term or into a current DCA Term. We may impose limits on the minimum and maximum amounts that you may invest or other transaction limits that may limit your use of the Contract. See “Other Information – Reservation of Rights” for more information.
Tax Consequences. Withdrawals are generally taxable to the extent of any earnings in the Contract, and prior to age 59½ an additional 10% federal income tax may apply to the taxable portion. In addition, even if the Contract is held for years before any withdrawal is made, withdrawals are taxable as ordinary income rather than capital gains. Earnings for this purpose consist of Contract Value in excess of your after-tax investment in the Contract.
Cybersecurity and Certain Business Continuity Risks.  Our operations support complex transactions and are highly dependent on the proper functioning of information technology and communication systems. Any failure of or gap in the systems and processes necessary to support complex transactions and avoid systems failure, fraud, information security failures, processing errors, cyber intrusion, loss of data and breaches of regulation may lead to a materially adverse effect on our results of operations and corporate reputation. In addition, we must commit significant resources to maintain and enhance our existing systems in order to keep pace with applicable regulatory requirements, industry standards and customer preferences. If we fail to maintain secure and well-functioning information systems, we may not be able to rely on information for product pricing, compliance obligations, risk management and underwriting decisions. In addition, we cannot assure investors or consumers that interruptions, failures or breaches in security of these processes and systems will not occur, or if they do occur, that they can be timely detected and remediated. The occurrence of any of these events may have a materially adverse effect on our businesses, results of operations and financial condition.
For additional detail regarding cybersecurity and related risks, please see “Other Information – Computer System, Cybersecurity, and Service Disruption Risks” in this prospectus.

Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]
Benefits Available Under the Contract
The following table summarizes information about the benefits available under the Contract.

Benefit	Purpose	Benefit is Standard or Optional	Fee	Restrictions/Limitations
Return of Purchase Payment (ROP) Death Benefit
Upon your death, we will pay your designated beneficiaries the greater of (1) the Contract Value when we receive due proof of death and election of a payment method; or (2) an amount based on your Purchase Payments adjusted for withdrawals.
		Standard	None
  Can only be elected at time of Contract issue.
  Withdrawals, including withdrawals of the ALBA while  an Income Guarantee Feature  is in effect, reduce the guaranteed death benefit amount in direct proportion to Contract Value reduction.
  This benefit terminates when the Contract terminates, upon  annuitization, and upon receipt of due proof of death and election of a payment method received by us in Good Order.

Highest Quarterly Value (HQV) Death Benefit	Upon your death, the death benefit payable to your designated beneficiaries will be the greater of (1) contract value on the business day we receive due proof of death and election of a payment method or (2) the Highest Quarterly Value. The Highest Quarterly Value is the greater of: (1) the total Purchase Payments, reduced by a pro-rata adjustment for each withdrawal; or (2) the Annual Lock-In Feature (ALIF).	Optional	0.30%
  Can only be elected at time of Contract issue.
  Once elected cannot be terminated by the Owner.
  Owner (or Annuitant, if Contract is owned by a non-natural person) may not be older than Age 75 when the Contract is issued.
  Withdrawals reduce the guaranteed death benefit amount in direct proportion to Contract Value reduction.
  Once the Contract Anniversary after the oldest Owner (or oldest Annuitant, if the Contract is owned by a non-natural person) attains age 80 has occurred, the ALIF will no longer recalculate on each Contract Anniversary.    The ALIF will remain as the last calculated ALIF, adjusted by subsequent Purchase Payments and withdrawals.
  You may not elect this benefit if you elected an Income Guarantee Feature.
  We reserve the right to restrict investment options available to you while this feature is in effect.
  This benefit terminates when the Contract terminates, upon annuitization, and upon receipt of due proof of death and election of a payment method received by us in Good Order.
  Not available for Contracts issued in New York.

Benefit	Purpose	Benefit is Standard or Optional	Fee	Restrictions/Limitations
RetirePay	Guarantees that prescribed level of withdrawals can be taken for life beginning on the Guaranteed Lifetime Withdrawal Date, even if Contract Value is zero.	Optional
Maximum Income Guarantee Feature  Charge:  2.50%
For current Income Guarantee Feature Charges, see the current Rate Sheet Prospectus Supplement (for prospective Contract Owners) or the Rate Sheet Prospectus Supplement included at time of Contract delivery (for existing Contract Owners). Historical Rate Sheets can also be found in Appendix H.

  Can only be elected at time of Contract issue.
  Owner (or Annuitant, if Contract is owned by a non-natural person) must be at least Age 45 and may not be older than Age 80 when the Contract is issued.
  May allocate Contract Value only to certain Sub-Accounts.
  May not make subsequent Purchase Payments that total more than $10,000 in a Contract Year after the first Contract Year.
  Subsequent Purchase Payments not allowed after the Guaranteed Lifetime Withdrawal Date.
  Any withdrawal prior to the Guaranteed Lifetime Withdrawal Date and, on and after the Guaranteed Lifetime Withdrawal Date, the portion of a withdrawal (including CDSCs) from the Contract Value that causes the cumulative withdrawals to exceed the ALBA in that Contract Year, will be an Excess Withdrawal unless the withdrawal is taken as a part of the Company’s Systematic Withdrawal Program established for the payment of RMDs, under which the RMD is calculated by the Company. Any withdrawal that occurs after the cumulative withdrawals exceed the ALBA in that Contract Year will also be an Excess Withdrawal.
  Excess Withdrawals negatively impact the feature.
  The ALBA is not available until youngest Covered Person attains age 59½.
  If we increase the Income Guarantee Feature Charge and you elect to opt-out of the Income Guarantee Feature Charge Increase, it will terminate your right to any future increases to your Benefit Base and your right to make subsequent Purchase Payments.
  An Income Guarantee Feature Charge Increase Opt-Out is irrevocable once it becomes effective.

Benefit	Purpose	Benefit is Standard or Optional	Fee	Restrictions/Limitations
RetireCore	Guarantees that prescribed level of withdrawals can be taken for life beginning on the Guaranteed Lifetime Withdrawal Date, even if Contract Value is zero.	Optional
Maximum Income Guarantee Feature Charge: 2.50%
For current Income Guarantee Feature Charges, see the current Rate Sheet Prospectus Supplement (for prospective Contract Owners) or the Rate Sheet Prospectus Supplement included at time of Contract delivery (for existing Contract Owners). Historical Rate Sheets can also be found in Appendix H.

  Can only be elected at time of Contract issue.
  Owner (or Annuitant, if Contract is owned by a non-natural person) must be at least Age 45 and may not be older than Age 80 when the Contract is issued.
  May allocate Contract Value only to certain Sub-Accounts.
  May not make subsequent Purchase Payments that total more than $25,000 in a Contract Year after the first Contract Year.
  Subsequent Purchase Payments not allowed after the Guaranteed Lifetime Withdrawal Date.
  Any withdrawal prior to the Guaranteed Lifetime Withdrawal Date and, on and after the  Guaranteed Lifetime Withdrawal Date, the portion of a withdrawal (including CDSCs) from the Contract Value that causes the cumulative withdrawals to exceed the ALBA in that Contract Year, will be an Excess Withdrawal unless the withdrawal is taken as a part of the Company’s Systematic Withdrawal Program established for the payment of RMDs, under which the RMD is calculated by the Company. Any withdrawal that occurs after the cumulative withdrawals exceed the ALBA in that Contract Year will also be an Excess Withdrawal.
  Excess Withdrawals negatively impact the feature.
  The  ALBA is not available until youngest Covered Person attains age 59½.
  If we increase the Income Guarantee Feature Charge and you elect to opt-out of the Income Guarantee Feature Charge Increase, it will terminate your right to any future increases to your Benefit Base and your right to make subsequent Purchase Payments.
  An Income Guarantee Feature Charge Increase Opt-Out is irrevocable once it becomes effective.
  Not available for Contracts issued in New York.

Benefit	Purpose	Benefit is Standard or Optional	Fee	Restrictions/Limitations
RetireCore Stacking	Guarantees that prescribed level of withdrawals can be taken for life beginning on the Guaranteed Lifetime Withdrawal Date, even if Contract Value is zero.	Optional
Maximum Income Guarantee Feature Charge: 2.50%
For current Income Guarantee Feature Charges, see the current Rate Sheet Prospectus Supplement (for prospective Contract Owners) or the Rate Sheet Prospectus Supplement included at time of Contract delivery (for existing Contract Owners). Historical Rate Sheets can also be found in Appendix H.

  Can only be elected at time of Contract issue.
  Owner (or Annuitant, if Contract is owned by a non-natural person) must be at least Age 45 and may not be older than Age 80 when the Contract is issued.
  May allocate Contract Value only to certain Sub-Accounts.
  May not make  subsequent Purchase Payments that total more than $25,000 in a Contract Year after the first Contract Year.
  Subsequent Purchase Payments not allowed after the Guaranteed Lifetime Withdrawal Date.
  Any withdrawal prior to the Guaranteed Lifetime Withdrawal Date and, on and after the  Guaranteed Lifetime Withdrawal Date, the portion of a withdrawal (including CDSCs) from the Contract Value that causes the cumulative withdrawals to exceed the ALBA in that Contract Year, will be an Excess Withdrawal unless the withdrawal is taken as a part of the Company’s Systematic Withdrawal Program established for the payment of RMDs, under which the RMD is calculated by the Company. Any withdrawal that occurs after the cumulative withdrawals exceed the ALBA in that Contract Year will also be an Excess Withdrawal.
  Excess Withdrawals negatively impact the feature.
  The  ALBA is not available until youngest Covered Person attains age 59½.
  If we increase the Income Guarantee Feature Charge and you elect to opt-out of the Income Guarantee Feature Charge Increase, it will terminate your right to any future increases to your Benefit Base and your right to make subsequent Purchase  Payments.
  An Income Guarantee Feature Charge Increase Opt-Out is irrevocable once it becomes effective.
  Not available for Contracts issued in New York.

Automatic Rebalancing Program	Automatically rebalances the Sub-Accounts you select to maintain original percentage allocation of Contract Value.	Optional	None	Cannot use if a DCA Term, Separate Account Dollar Cost Averaging Program, or an Income Guarantee Feature are in effect.

Benefit	Purpose	Benefit is Standard or Optional	Fee	Restrictions/Limitations
DCA Fixed Account	Automatically transfers a specific amount of Contract Value from the DCA Fixed Account to the Sub-Accounts you have selected, at set intervals over a period of either six or twelve months.	Optional	None
  Cannot use if the Automatic Rebalancing Program, Separate Account Dollar Cost Averaging Program, or an Income Guarantee Feature are in effect.
  Must apply a Purchase Payment of at least $5,000 to establish a DCA Term.
  You cannot transfer current Contract Value into the DCA Fixed Account.
  No unscheduled transfers may be made from the DCA Fixed Account.

Separate Account Dollar Cost Averaging Program	Automatically transfers a specific amount of Contract Value from a single Sub-Account to other Sub-Accounts you have selected, at set intervals.	Optional	None	Cannot use if the Automatic Rebalancing Program, a DCA Term, or an Income Guarantee Feature are in effect.
Systematic Withdrawal Program	Automatically withdraws Contract Value proportionally from all of your investment options.	Optional	None
  In order to participate in this program:
  (1)   there must be at least $5,000
  in Contract Value, and
  (2)   the minimum withdrawal amount
  must be $100.
  Cannot be used in conjunction with Nursing Home and Hospital Withdrawal Benefit waiver.
  If you elected an Income Guarantee Feature, you may only use this program to take withdrawals of your ALBA.

Annuity Payment Commutation	Allows withdrawal of all or a portion of the Commuted Value of any remaining Period Certain Annuity Payments once per lifetime of the Contract.	Optional	None
  Available only for Annuity Options that include a Period Certain guarantee.
  May only be taken once during the lifetime of the Contract and may not be taken any earlier than one year following the date you apply your Contract Value to an Annuity Option.
  May not be taken after the end of the Period Certain portion of the Annuity Phase.
  May not be taken if the requested withdrawal would cause the remaining Annuity Payment to be less than the Minimum Annuity Payment payable under the Contract at the existing Annuity Payment frequency.
  Withdrawal must be at least $10,000.
  Not available for Contracts issued in New York.

Benefit	Purpose	Benefit is Standard or Optional	Fee	Restrictions/Limitations
Terminal Illness Withdrawal Benefit	Allows withdrawal of some or all Contract Value without a CDSC if diagnosed with terminal illness or terminal medical condition.	Optional	None
  You cannot be diagnosed with the terminal illness or the terminal condition or both as of Issue Date.
  Each withdrawal request must be made one year or more after Issue Date.
  We require proof that you are terminally ill, including, but not limited to, certification by a state licensed medical practitioner.

Nursing Home and Hospital Withdrawal Benefit	Allows withdrawal of some or all Contract Value without incurring a CDSC if confined to a licensed nursing care facility or accredited hospital.	Optional	None
  Confinement must begin after Issue Date.
  Each withdrawal request must be made one year or more after Issue Date.
  Each withdrawal request must be made within 120 calendar days after services were provided.
  Confinement must be for at least 90 consecutive calendar days and must be prescribed by a state licensed medical practitioner.
  Cannot use with Systematic Withdrawal Program.
  May not be available in all states. See “Appendix G – State Variations of Certain Contract Features.”

Some of the benefits identified in the Benefits Available Under the Contract table are described in more detail following the table and other benefits are disclosed in more detail in other sections of the prospectus.
Death Benefit
Death of Owner During the Accumulation Phase
If any Owner dies during the Accumulation Phase, we will pay a death benefit to the primary Beneficiary. If any Owner dies, we will treat the surviving Owner as the primary Beneficiary and treat any other Beneficiary designation, on record at the time of death, as a contingent Beneficiary.
The Beneficiary may request that the death benefit be paid under one of the death benefit options. If the sole primary Beneficiary is your spouse and your Contract is a Non-Qualified Contract or is held as a traditional IRA (including SEP and SIMPLE IRAs) or Roth IRA, he or she may elect to become the Owner of the Contract by continuing the Contract at the death benefit amount payable. Generally, if the Contract is continued then:
•	the spouse’s initial Contract Value will be equal to the death benefit that would have been payable if the lump sum distribution had been elected;
•	all applicable Contract features and benefits will be in the surviving spouse’s name; and
•	the surviving spouse will exercise all of the Owner’s rights under the Contract.
Restrictions are as follows:
•	if, at the time the Owner purchased the Contract, the surviving spouse was over the maximum Contract issue Age, then the Contract cannot be continued;
•	if the surviving spouse is not a Covered Person, the Income Guarantee Feature will be terminated;
•	if you elected the HQV Death Benefit, and the surviving spouse was over the maximum age for that benefit on the Issue Date, the ALIF no longer applies in determining the death benefit.
If the sole primary Beneficiary is a domestic partner or civil union partner, as defined under applicable state laws, we will treat him or her as a spouse for this provision, and he or she may elect to continue the Contract as described herein. However, a domestic partner or civil union partner cannot elect to continue the Contract if it is a traditional IRA or Roth IRA. Since current federal tax law does not define a spouse to include a domestic partner or civil union partner, such domestic partner or civil union partner who elects to continue the Contract must still meet the distribution requirements of IRC Section 72(s). In order to meet these requirements, the amount of any gain in the Contract will become subject to income tax at the time the election to continue the Contract is made.
The right to continue the Contract by a surviving spouse, a domestic partner, or a civil union partner can only be exercised once while the Contract is in effect.
See “Taxes – Civil Unions and Domestic Partnerships” if you are in a domestic partnership or civil union.
Death Benefit Amount During the Accumulation Phase
The death benefit amount depends upon the death benefit feature in effect at the time of your death or, if the Contract is owned by a non-natural person, an Annuitant’s death.
There are two death benefit features available.
•	Return of Purchase Payment (ROP) Death Benefit (no additional charge)
•	Highest Quarterly Value (HQV) Death Benefit (for an additional charge)
When you purchase your Contract, you must select one death benefit feature. Once you have selected a death benefit feature and we issue the Contract, you cannot later select a different death benefit feature. The HQV Death Benefit is not available for selection if the oldest Owner (or Annuitant, if the Owner is a non-natural person) is over the Age of 75 or if an Income Guarantee Feature has been elected.
Return of Purchase (ROP) Payment Death Benefit
The death benefit during the Accumulation Phase will be the greater of (1) and (2) below.
(1)	The total Purchase Payments, reduced by an adjustment for each withdrawal. The adjustment is equal to A divided by B, with the result multiplied by C, where:
            A = the Contract Value withdrawn, including any applicable CDSC;
            B = the Contract Value immediately prior to the withdrawal; and
C = the total Purchase Payments adjusted for any prior withdrawals.
(2)	The Contract Value.
A withdrawal will reduce the death benefit amount in direct proportion to the Contract Value reduction, including withdrawals of the ALBA if an Income Guarantee Feature is in effect. For example, if you take a 20% withdrawal from your Contract Value, the death benefit will be reduced by 20%. Since withdrawals result in a pro rata adjustment to the death benefit amount, the death benefit amount will be reduced by more than the actual dollar amount of the withdrawals when the death benefit is greater than the Contract Value. See “Appendix D –Death Benefit Examples – Return of Purchase Payment Death Benefit.”
The death benefit that is payable during the Accumulation Phase is determined as of the Close of Business on the Business Day on which we receive both due proof of death and an election of a payment method at our Service Center in Good Order. Where there is more than one Beneficiary, we will determine the death benefit as of the Close of Business on the first Business Day that any Beneficiary submits due proof of death and election of a payment method in Good Order. If the death benefit payable is greater than the Contract Value, we will apply an amount equal to the difference between the death benefit and Contract Value to each Sub-Account and/or the DCA Fixed Account, if applicable, in the ratio that your value bears to your Contract Value. Any current DCA Term will then terminate. Each Beneficiary’s portion of the death benefit will be applied to their chosen death benefit payout option on the Business Day we receive their election of a payment method at our Service Center in Good Order, and will be paid from the Sub-Accounts on a pro rata basis. The balance of the death benefit will remain in the Sub-Accounts based on the current allocation until each of the other Beneficiaries submits their election of a payment method to our Service Center in Good Order. From the time the death benefit is determined until complete distribution is made, any amount in a Sub-Account will be subject to investment risk. This risk is borne by the Beneficiary(ies).
The Return of Purchase Payment Death Benefit will terminate if the Contract terminates, once the Contract enters the Annuity Phase, or upon our receipt of due proof of the Owner’s death and election of the payment method unless the Contract is continued by the surviving spouse.
Highest Quarterly Value (HQV) Death Benefit
The Highest Quarterly Value Death Benefit is not available for Contracts issued in New York.
For additional detail on charge deduction and examples of the operation of this benefit see the section above entitled ‘‘Charges and Deductions’’ and “Appendix D – Death Benefit Examples – Highest Quarterly Value (HQV) Death Benefit.”
For an additional charge, at time of Contract issue, you may elect the  HQV Death Benefit. If you elect an Income Guarantee Feature or if the oldest Owner (oldest Annuitant is the Owner is a non-natural person) is over Age 75, you cannot elect this death benefit.
If you have elected the  HQV Death Benefit, the death benefit during the Accumulation Phase will be the greater of:
•	the Contract Value as of the Close of Business on the Business Day on which we receive due proof of death and an election of a payment method at our Service Center in Good Order, and
•	the Highest Quarterly Value.
Highest Quarterly Value
The Highest Quarterly Value will be the greater of (1) and (2) below:
1. The total Purchase Payments, reduced by an adjustment for each withdrawal; or
The adjustment for a withdrawal is equal to A divided by B, with the result multiplied by C, where:

A = the Contract Value withdrawn, including any applicable Contingent Deferred Sales Charge;
B = the Contract Value immediately prior to the withdrawal; and
C = the total Purchase Payments adjusted for any prior withdrawals.

Since withdrawals result in pro-rata adjustment to the total Purchase Payments, the total Purchase Payments will be reduced by more than the actual dollar amount of the withdrawals when the total Purchase Payments adjusted for any prior withdrawals is greater than the Contract Value.

2. The Annual Lock-In Feature.
Annual Lock-In Feature (ALIF)
On the Issue Date, the  ALIF is equal to the initial Purchase Payment.
After the Issue Date, the  ALIF is recalculated when any of the following occurs:
•	When a Purchase Payment is applied to the Contract. When a Purchase Payment is applied to the Contract, the ALIF is equal to the most recently calculated ALIF plus the Purchase Payment.
•
When a withdrawal of Contract Value occurs.

When a withdrawal of Contract Value occurs, the ALIF is equal to the most recently calculated ALIF reduced by a pro-rata adjustment for that withdrawal.

The adjustment is equal to A divided by B, with the result multiplied by C, where:

A = the Contract Value withdrawn, including any applicable CDSC; B = the Contract Value immediately prior to the withdrawal; and C = the most recently calculated ALIF.

Since withdrawals result in a pro-rata adjustment to the  ALIF, the ALIF will be reduced by more than the actual dollar amount of the withdrawal when the most recently calculated ALIF is greater than the Contract Value.

•	On each Contract Anniversary up to and including the Contract Anniversary after the oldest Owner (or oldest Annuitant, if the Contract is owned by a non-natural person) attains Age 80.
On each Contract Anniversary, the ALIF is equal to the greater of:
■	the most recently calculated ALIF; or
■	the highest quarterly Contract Value as determined on the last calendar day of any Contract Year quarter within the prior Contract Year after processing any transactions.
Once the Contract Anniversary after the oldest Owner (or oldest Annuitant, if the Contract is owned by a non-natural person) attains age 80 has occurred, the  ALIF will no longer recalculate on each Contract Anniversary. The ALIF will remain as the last calculated ALIF adjusted by subsequent Purchase Payments and withdrawals as previously described.
If the ownership of the Contract is changed to an Owner (Annuitant, if the Owner is a non-natural person), who was over the maximum age for electing the HQV Death Benefit on the Issue Date of the Contract, the ALIF will no longer apply. This includes changes as a result of a spousal continuance by a surviving spouse upon the death of the Owner. The death benefit will be the greater of the Contract Value and the total Purchase Payments, reduced by a pro-rata adjustment for each withdrawal. Since the ALIF will no longer apply, the death benefit value may be reduced at the time of the change in ownership. In this scenario, the HQV Death Benefit Charge will no longer be assessed, and any investment allocation restrictions will no longer apply.
Impact of Withdrawals on Highest Quarterly Contract Values
For the purpose of determining the highest quarterly Contract Value, as referenced above, each quarterly Contract Value will be reduced by withdrawals taken after the last calendar day of that Contract Year quarter.
The quarterly Contract Value(s) will be reduced by a pro-rata adjustment for each withdrawal.

The adjustment is equal to A divided by B, with the result multiplied by  C, where:
A = the Contract Value withdrawn, including any applicable Contingent Deferred Sales Charge;
B = the Contract Value immediately prior to the withdrawal; and
C = the quarterly Contract Value.

Since withdrawals result in a pro-rata adjustment to the quarterly Contract Value, the quarterly Contract Value will be reduced by more than the actual dollar amount of the withdrawal when the quarterly Contract Value is greater than the Contract Value at the time of the withdrawal.
If multiple withdrawals occur in a Contract Year, each quarterly Contract Value may be reduced multiple times.
For example, if you request a withdrawal during the second Contract Year quarter, your quarterly Contract Value for the first Contract Year quarter will be reduced by the withdrawal. If you then request another withdrawal during the third Contract Year quarter, your quarterly Contract Value for the first Contract Year quarter will be reduced again by that second withdrawal and your quarterly Contract Value for the second Contract Year quarter will also be reduced by that withdrawal.
The death benefit that is payable during the Accumulation Phase is determined as of the Close of Business on the Business Day on which we receive both due proof of death and an election of a payment method at our Service Center in Good Order. Where there is more than one Beneficiary, we will determine the death benefit as of the Close of Business on the first Business Day that any Beneficiary submits due proof of death and election of a payment method in Good Order. If the death benefit payable is greater than the Contract Value, we will apply an amount equal to the difference between the death benefit and Contract Value to each Sub-Account and/or the  DCA Fixed Account, if applicable, in the ratio that your value bears to your Contract Value. Any current DCA Term will then terminate. Each Beneficiary’s portion of the death benefit will be applied to their chosen death benefit payout option on the Business Day we receive their election of a payment method at our Service Center in Good Order, and will be paid from the
Sub-Accounts on a pro rata basis. The balance of the death benefit will remain in the Sub-Accounts based on the current allocation until each of the other Beneficiaries submits their election of a payment method to our Service Center in Good Order. From the time the death benefit is determined until complete distribution is made, any amount in a Sub-Account will be subject to investment risk. This risk is borne by the Beneficiary(ies).
HQV Death Benefit Charge
If you elect the  HQV Death Benefit, we will deduct an additional charge on a quarterly basis in arrears as a percentage of the Highest Quarterly Value on the last calendar day of each Contract Year quarter. The charge will be assessed against your Contract Value in the Sub Accounts in which you are invested in the same proportion that the amount of the Contract Value in each Sub-Account bears to the total Contract Value in the Sub-Accounts. The table below reflects the current and maximum charge.
If you make a total withdrawal, a pro-rata portion of the charge will be assessed based on the number of calendar days from the first calendar day of the current Contract Year quarter to the date of the total withdrawal.

HQV Death Benefit Charge
When Charge is Deducted	Current (annual rate)	Maximum (annual rate)
On a quarterly basis in arrears, as a percentage of the Highest Quarterly Value on the last calendar day of each Contract Year quarter	0.30%	0.30%
HQV Death Benefit Allocation Restrictions
While the HQV Death Benefit is in effect, we reserve the right to modify the Sub-Accounts available with this feature from time to time. Currently, there are no such restrictions.
We will notify you by Written Notice at least 30 days before any change in Sub-Account restrictions. The restrictions in the type of Sub-Accounts available to you under the  HQV Death Benefit are intended to help us manage the risk associated with providing the HQV Death Benefit.
HQV Death Benefit Termination
The  HQV Death Benefit will terminate if the Contract terminates, once the Contract enters the Annuity Phase, or upon our receipt of due proof of the Owner’s death and election of the payment method unless the Contract is continued by the surviving spouse. You cannot request that the HQV Death Benefit be terminated.
Death Benefit Payment Options During the Accumulation Phase
The availability of certain death benefit options may be limited for Tax-Qualified Contracts in order to comply with RMD rules.
For Non-Qualified Contracts, each Beneficiary must elect the death benefit to be paid under one of the following options in the event that a death benefit becomes payable during the Accumulation Phase:
•	Option 1 – Lump sum payment of the death benefit.
•	Option 2 – Payment of the entire death benefit within five years of the date of any Owner’s death. This option may not be available if there are multiple Beneficiaries.
•
Option 3 – Payment of the death benefit under an Annuity Option over the lifetime of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary. Distribution must begin within one year of the date of any Owner’s death. This option is not available for a Beneficiary that is a non-natural person.

For Qualified Contracts, each Beneficiary must elect the death benefit to be paid under one of the following options in the event that a death benefit becomes payable during the Accumulation Phase:
•	Option 1 – Lump sum payment of the death benefit.
•
Option 2 – Payment of the entire death benefit by the end of the calendar year that contains the tenth anniversary of your death (fifth anniversary of your death if you do not have a designated Beneficiary as defined for purposes of IRC Section 401(a)(9), including where your Beneficiary is your estate or certain trusts). This option may not be available if there are multiple Beneficiaries.

•
Option 3 – If the Beneficiary is your surviving spouse, or is not more than ten years younger than you, payment of the death benefit under an Annuity Option over the lifetime of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary. Distribution must generally begin by the end of the calendar year following the year of your death. Additional deferral may be available for a spouse Beneficiary.

•
Option 4 – If the Beneficiary is your surviving spouse, or is not more than ten years younger than you, payment of the death benefit from a deferred annuity Contract over the life expectancy of the Beneficiary through a series of non-annuitized withdrawals made at least annually. Distribution must generally begin by the end of the calendar year following the year of your death. Additional deferral may be available for a spouse Beneficiary. Additional withdrawals, including full withdrawals, are available. This option may not be available if there are multiple Beneficiaries. See the section below entitled  “Beneficiary IRA” for rules and restrictions.

If the sole primary Beneficiary is a spouse, continuation of the Contract in his or her own name is described previously in this section under “Death Benefit – Death of Owner During the Accumulation Phase.”
For Non-Qualified Contracts, any portion of the death benefit not applied to Option 3 within the time period specified must be distributed within five years of the date of the Owner’s death under Option 1 or Option 2. For Qualified Contracts, any portion of the death benefit not applied to Option 3 or Option 4 within the time period specified must be distributed by the end of the calendar year that contains the tenth anniversary of your death (fifth anniversary of your death if you do not have a designated Beneficiary as defined for purposes of IRC Section 401(a)(9), including where your Beneficiary is your estate or certain trusts) under Option 1 or Option 2. This is true even if you have restricted the Beneficiary’s payout option.  In addition, if you die after reaching the age at which RMDs must begin, your beneficiary is required to take annual required minimum distributions during the ten year distribution period.  You may restrict a Beneficiary’s right to elect a death benefit payout option. If you do so, such rights or options will not be available to the Beneficiary.
We may also consent to other death benefit payout options in addition to those described in this section as long as they comply with IRC Section 72(s) or Section 401(a)(9), as applicable.
If a Beneficiary chooses to receive payment of the death benefit other than as a lump sum, their successor Beneficiary will only receive any remaining Contract Value in the event of death before full distribution has been made. The death benefit will not apply upon the death of the Beneficiary.
Lump Sum Payments
If a lump sum payment is requested, we will pay the amount within seven calendar days after we receive due proof of death and election of the payment method in Good Order at our Service Center, unless we are required to suspend or delay payment.
Beneficiary IRA
Beneficiary, Inherited, Legacy or “Stretch” IRAs are all terms used to describe an IRA that is used exclusively to distribute death proceeds of an IRA or other qualified investment to the Beneficiary over that Beneficiary’s life expectancy in order to meet the Required Minimum Distribution (RMD) rules. Upon the contract owner’s death under an IRA or other Qualified Contract, an “Eligible Designated Beneficiary” may generally establish a Beneficiary IRA by either purchasing a new annuity Contract or, in some circumstances, by electing the Beneficiary IRA payout option under the current Contract. Until withdrawn, amounts in a Beneficiary IRA continue to be tax-deferred. Amounts withdrawn each year, including amounts that are required to be withdrawn under the RMD rules, are subject to tax.
If the contract owner died on or before December 31, 2019 (on or before December 31, 2021 for participants of a governmental plan or a plan maintained pursuant to a collective bargaining agreement), an individual designated Beneficiary, and certain trusts as Beneficiary, are treated as Eligible Designated Beneficiaries, and can elect to take distributions over their life expectancy (life expectancy of the oldest trust Beneficiary).
However, if the contract owner dies on or after January 1, 2020 (on or after January 1, 2022 for participants of a governmental plan or a plan maintained pursuant to a collective bargaining agreement), only certain designated Beneficiaries are treated as Eligible Designated Beneficiaries, and we will only offer the Beneficiary IRA payout option to a designated Beneficiary who either (1) is the surviving spouse of the deceased qualified plan participant or IRA Owner or, (2) is not more than 10 years younger than the deceased qualified plan participant or IRA Owner. In the future, we may allow additional classes of Eligible Designated Beneficiaries to elect the Beneficiary IRA payout option. See “Death Benefit – Death Benefit Payment Options During the Accumulation Phase” for more information.
See “Taxes – Required Minimum Distributions for Qualified Contracts” for more information.
Eligibility Requirements/Restrictions:
If a Beneficiary(ies) elects payment under Option 4 as a Beneficiary IRA after the death of the Owner, the following rules apply:
•	The annuity Contract will be titled in the Beneficiary’s name as Beneficiary for the deceased Owner. The Beneficiary must be the Annuitant, and the Annuitant cannot be changed.
•
For non-spousal Beneficiary IRAs, RMDs must begin by December 31st of the year following the year of the date of the Owner’s death. For spousal Beneficiary IRAs, RMDs may be deferred until the year for which the original Owner would have been required to begin RMDs. The RMD amount will generally be calculated based on the Beneficiary’s life expectancy and will be withdrawn from each Sub-Account and/or the DCA Fixed Account, if applicable, in the ratio that your value in each bears to your Contract Value. If the original Owner died after RMDs were required to begin, and was younger than the Beneficiary, the RMD amount may be calculated based on the original Owner’s life expectancy in the year of his or her death.

•	We will not offer a Beneficiary IRA to a trust.
•	RMDs must be made at least annually through a SWP that we administer. The SWP cannot be terminated.
•	Withdrawals will not be subject to a CDSC.
•	The Beneficiary’s initial Contract Value will be equal to the death benefit that would have been payable to the Beneficiary if a lump sum distribution had been elected.
•	Additional contributions cannot be applied to the Contract.
•
Upon the death of the Annuitant, any remaining Contract Value will be paid to the succeeding Beneficiary in a lump sum or over the Annuitant’s remaining life expectancy as determined by the applicable IRS table, but in no case may payments extend beyond the end of the calendar year that contains the tenth anniversary of the Annuitant’s death.

•
A Beneficiary IRA may only be established by the Beneficiary of the IRA Owner/qualified plan participant whose death triggered the RMD requirements of IRC Section 401(a)(9). A Beneficiary IRA may not be established as a “second generation” Beneficiary IRA by a successor Beneficiary.

•	Joint ownership of a Beneficiary IRA is not allowed.
•	If an Income Guarantee Feature is in effect, it will be terminated.
Beneficiaries should consult a tax adviser for advice prior to establishing a Beneficiary IRA.
Death of Owner During the Annuity Phase
Upon any Owner’s death during the Annuity Phase, if the Annuitant is still alive, the surviving Owner will retain the ownership of the Contract. If there is no surviving Owner, the Beneficiary will become the Owner. Any remaining Annuity Payments under the Annuity Option elected will continue to be paid at least as rapidly as under the method of distribution in effect at such Owner’s death. For Qualified Contracts, the Beneficiary(ies) may be required to receive an adjusted payment stream in order to comply with RMD rules that apply upon the Owner/Annuitant’s death. If the Beneficiary is not an “Eligible Designated Beneficiary” as defined by IRC Section 401(a)(9), Annuity Payments may only continue through the end of the calendar year that contains the tenth anniversary of the Owner/Annuitant’s death, even if a longer Annuity Payment option was elected, including a Joint and Last Survivor Annuity Option where the Joint Annuitant is still living.
Death of Annuitant
If an Annuitant, who is not the Owner or Joint Owner, dies during the Accumulation Phase, you can name a new Annuitant subject to our approval. If there is no surviving Annuitant, the oldest Owner will become the Annuitant. If the Owner is a non-natural person and an Annuitant dies, you may not name a new Annuitant. In this case we will treat the death of the Annuitant as the death of the Owner and pay the death benefit as described in “Death Benefit – Death of Owner During the Accumulation Phase.”
Upon the death of the last surviving Annuitant on or after the Annuity Date, the death benefit, if any, is as specified in the Annuity Option elected. Upon the death of the last surviving Annuitant during the Annuity Phase, any remaining payment under the elected Annuity Option will be paid to the Beneficiary. For Qualified Contracts, the Beneficiary(ies) may be required to receive an adjusted payment stream in order to comply with RMD rules that apply upon the Owner/ Annuitant’s death. If the Beneficiary is not an “Eligible Designated Beneficiary” as defined by IRC Section 401(a)(9), Annuity Payments may only continue through the end of the calendar year that contains the tenth anniversary of the Owner/ Annuitant’s death, even if a longer Annuity Payment option was elected, including a Joint and Last Survivor Annuity Option where the Joint Annuitant is still living. We will treat a surviving Owner as the primary Beneficiary and treat any other Beneficiary designation on record at the time of death as a contingent Beneficiary.
Due Proof of Death
For purposes of determining due proof of death, we require:
•	a certified death certificate; or
•	a certified decree of a court of competent jurisdiction as to the finding of death; or
•	any other proof satisfactory to us.

Benefits Available [Table Text Block]

Benefit	Purpose	Benefit is Standard or Optional	Fee	Restrictions/Limitations
Return of Purchase Payment (ROP) Death Benefit
Upon your death, we will pay your designated beneficiaries the greater of (1) the Contract Value when we receive due proof of death and election of a payment method; or (2) an amount based on your Purchase Payments adjusted for withdrawals.
		Standard	None
  Can only be elected at time of Contract issue.
  Withdrawals, including withdrawals of the ALBA while  an Income Guarantee Feature  is in effect, reduce the guaranteed death benefit amount in direct proportion to Contract Value reduction.
  This benefit terminates when the Contract terminates, upon  annuitization, and upon receipt of due proof of death and election of a payment method received by us in Good Order.

Highest Quarterly Value (HQV) Death Benefit	Upon your death, the death benefit payable to your designated beneficiaries will be the greater of (1) contract value on the business day we receive due proof of death and election of a payment method or (2) the Highest Quarterly Value. The Highest Quarterly Value is the greater of: (1) the total Purchase Payments, reduced by a pro-rata adjustment for each withdrawal; or (2) the Annual Lock-In Feature (ALIF).	Optional	0.30%
  Can only be elected at time of Contract issue.
  Once elected cannot be terminated by the Owner.
  Owner (or Annuitant, if Contract is owned by a non-natural person) may not be older than Age 75 when the Contract is issued.
  Withdrawals reduce the guaranteed death benefit amount in direct proportion to Contract Value reduction.
  Once the Contract Anniversary after the oldest Owner (or oldest Annuitant, if the Contract is owned by a non-natural person) attains age 80 has occurred, the ALIF will no longer recalculate on each Contract Anniversary.    The ALIF will remain as the last calculated ALIF, adjusted by subsequent Purchase Payments and withdrawals.
  You may not elect this benefit if you elected an Income Guarantee Feature.
  We reserve the right to restrict investment options available to you while this feature is in effect.
  This benefit terminates when the Contract terminates, upon annuitization, and upon receipt of due proof of death and election of a payment method received by us in Good Order.
  Not available for Contracts issued in New York.

Benefit	Purpose	Benefit is Standard or Optional	Fee	Restrictions/Limitations
RetirePay	Guarantees that prescribed level of withdrawals can be taken for life beginning on the Guaranteed Lifetime Withdrawal Date, even if Contract Value is zero.	Optional
Maximum Income Guarantee Feature  Charge:  2.50%
For current Income Guarantee Feature Charges, see the current Rate Sheet Prospectus Supplement (for prospective Contract Owners) or the Rate Sheet Prospectus Supplement included at time of Contract delivery (for existing Contract Owners). Historical Rate Sheets can also be found in Appendix H.

  Can only be elected at time of Contract issue.
  Owner (or Annuitant, if Contract is owned by a non-natural person) must be at least Age 45 and may not be older than Age 80 when the Contract is issued.
  May allocate Contract Value only to certain Sub-Accounts.
  May not make subsequent Purchase Payments that total more than $10,000 in a Contract Year after the first Contract Year.
  Subsequent Purchase Payments not allowed after the Guaranteed Lifetime Withdrawal Date.
  Any withdrawal prior to the Guaranteed Lifetime Withdrawal Date and, on and after the Guaranteed Lifetime Withdrawal Date, the portion of a withdrawal (including CDSCs) from the Contract Value that causes the cumulative withdrawals to exceed the ALBA in that Contract Year, will be an Excess Withdrawal unless the withdrawal is taken as a part of the Company’s Systematic Withdrawal Program established for the payment of RMDs, under which the RMD is calculated by the Company. Any withdrawal that occurs after the cumulative withdrawals exceed the ALBA in that Contract Year will also be an Excess Withdrawal.
  Excess Withdrawals negatively impact the feature.
  The ALBA is not available until youngest Covered Person attains age 59½.
  If we increase the Income Guarantee Feature Charge and you elect to opt-out of the Income Guarantee Feature Charge Increase, it will terminate your right to any future increases to your Benefit Base and your right to make subsequent Purchase Payments.
  An Income Guarantee Feature Charge Increase Opt-Out is irrevocable once it becomes effective.

Benefit	Purpose	Benefit is Standard or Optional	Fee	Restrictions/Limitations
RetireCore	Guarantees that prescribed level of withdrawals can be taken for life beginning on the Guaranteed Lifetime Withdrawal Date, even if Contract Value is zero.	Optional
Maximum Income Guarantee Feature Charge: 2.50%
For current Income Guarantee Feature Charges, see the current Rate Sheet Prospectus Supplement (for prospective Contract Owners) or the Rate Sheet Prospectus Supplement included at time of Contract delivery (for existing Contract Owners). Historical Rate Sheets can also be found in Appendix H.

  Can only be elected at time of Contract issue.
  Owner (or Annuitant, if Contract is owned by a non-natural person) must be at least Age 45 and may not be older than Age 80 when the Contract is issued.
  May allocate Contract Value only to certain Sub-Accounts.
  May not make subsequent Purchase Payments that total more than $25,000 in a Contract Year after the first Contract Year.
  Subsequent Purchase Payments not allowed after the Guaranteed Lifetime Withdrawal Date.
  Any withdrawal prior to the Guaranteed Lifetime Withdrawal Date and, on and after the  Guaranteed Lifetime Withdrawal Date, the portion of a withdrawal (including CDSCs) from the Contract Value that causes the cumulative withdrawals to exceed the ALBA in that Contract Year, will be an Excess Withdrawal unless the withdrawal is taken as a part of the Company’s Systematic Withdrawal Program established for the payment of RMDs, under which the RMD is calculated by the Company. Any withdrawal that occurs after the cumulative withdrawals exceed the ALBA in that Contract Year will also be an Excess Withdrawal.
  Excess Withdrawals negatively impact the feature.
  The  ALBA is not available until youngest Covered Person attains age 59½.
  If we increase the Income Guarantee Feature Charge and you elect to opt-out of the Income Guarantee Feature Charge Increase, it will terminate your right to any future increases to your Benefit Base and your right to make subsequent Purchase Payments.
  An Income Guarantee Feature Charge Increase Opt-Out is irrevocable once it becomes effective.
  Not available for Contracts issued in New York.

Benefit	Purpose	Benefit is Standard or Optional	Fee	Restrictions/Limitations
RetireCore Stacking	Guarantees that prescribed level of withdrawals can be taken for life beginning on the Guaranteed Lifetime Withdrawal Date, even if Contract Value is zero.	Optional
Maximum Income Guarantee Feature Charge: 2.50%
For current Income Guarantee Feature Charges, see the current Rate Sheet Prospectus Supplement (for prospective Contract Owners) or the Rate Sheet Prospectus Supplement included at time of Contract delivery (for existing Contract Owners). Historical Rate Sheets can also be found in Appendix H.

  Can only be elected at time of Contract issue.
  Owner (or Annuitant, if Contract is owned by a non-natural person) must be at least Age 45 and may not be older than Age 80 when the Contract is issued.
  May allocate Contract Value only to certain Sub-Accounts.
  May not make  subsequent Purchase Payments that total more than $25,000 in a Contract Year after the first Contract Year.
  Subsequent Purchase Payments not allowed after the Guaranteed Lifetime Withdrawal Date.
  Any withdrawal prior to the Guaranteed Lifetime Withdrawal Date and, on and after the  Guaranteed Lifetime Withdrawal Date, the portion of a withdrawal (including CDSCs) from the Contract Value that causes the cumulative withdrawals to exceed the ALBA in that Contract Year, will be an Excess Withdrawal unless the withdrawal is taken as a part of the Company’s Systematic Withdrawal Program established for the payment of RMDs, under which the RMD is calculated by the Company. Any withdrawal that occurs after the cumulative withdrawals exceed the ALBA in that Contract Year will also be an Excess Withdrawal.
  Excess Withdrawals negatively impact the feature.
  The  ALBA is not available until youngest Covered Person attains age 59½.
  If we increase the Income Guarantee Feature Charge and you elect to opt-out of the Income Guarantee Feature Charge Increase, it will terminate your right to any future increases to your Benefit Base and your right to make subsequent Purchase  Payments.
  An Income Guarantee Feature Charge Increase Opt-Out is irrevocable once it becomes effective.
  Not available for Contracts issued in New York.

Automatic Rebalancing Program	Automatically rebalances the Sub-Accounts you select to maintain original percentage allocation of Contract Value.	Optional	None	Cannot use if a DCA Term, Separate Account Dollar Cost Averaging Program, or an Income Guarantee Feature are in effect.

Benefit	Purpose	Benefit is Standard or Optional	Fee	Restrictions/Limitations
DCA Fixed Account	Automatically transfers a specific amount of Contract Value from the DCA Fixed Account to the Sub-Accounts you have selected, at set intervals over a period of either six or twelve months.	Optional	None
  Cannot use if the Automatic Rebalancing Program, Separate Account Dollar Cost Averaging Program, or an Income Guarantee Feature are in effect.
  Must apply a Purchase Payment of at least $5,000 to establish a DCA Term.
  You cannot transfer current Contract Value into the DCA Fixed Account.
  No unscheduled transfers may be made from the DCA Fixed Account.

Separate Account Dollar Cost Averaging Program	Automatically transfers a specific amount of Contract Value from a single Sub-Account to other Sub-Accounts you have selected, at set intervals.	Optional	None	Cannot use if the Automatic Rebalancing Program, a DCA Term, or an Income Guarantee Feature are in effect.
Systematic Withdrawal Program	Automatically withdraws Contract Value proportionally from all of your investment options.	Optional	None
  In order to participate in this program:
  (1)   there must be at least $5,000
  in Contract Value, and
  (2)   the minimum withdrawal amount
  must be $100.
  Cannot be used in conjunction with Nursing Home and Hospital Withdrawal Benefit waiver.
  If you elected an Income Guarantee Feature, you may only use this program to take withdrawals of your ALBA.

Annuity Payment Commutation	Allows withdrawal of all or a portion of the Commuted Value of any remaining Period Certain Annuity Payments once per lifetime of the Contract.	Optional	None
  Available only for Annuity Options that include a Period Certain guarantee.
  May only be taken once during the lifetime of the Contract and may not be taken any earlier than one year following the date you apply your Contract Value to an Annuity Option.
  May not be taken after the end of the Period Certain portion of the Annuity Phase.
  May not be taken if the requested withdrawal would cause the remaining Annuity Payment to be less than the Minimum Annuity Payment payable under the Contract at the existing Annuity Payment frequency.
  Withdrawal must be at least $10,000.
  Not available for Contracts issued in New York.

Benefit	Purpose	Benefit is Standard or Optional	Fee	Restrictions/Limitations
Terminal Illness Withdrawal Benefit	Allows withdrawal of some or all Contract Value without a CDSC if diagnosed with terminal illness or terminal medical condition.	Optional	None
  You cannot be diagnosed with the terminal illness or the terminal condition or both as of Issue Date.
  Each withdrawal request must be made one year or more after Issue Date.
  We require proof that you are terminally ill, including, but not limited to, certification by a state licensed medical practitioner.

Nursing Home and Hospital Withdrawal Benefit	Allows withdrawal of some or all Contract Value without incurring a CDSC if confined to a licensed nursing care facility or accredited hospital.	Optional	None
  Confinement must begin after Issue Date.
  Each withdrawal request must be made one year or more after Issue Date.
  Each withdrawal request must be made within 120 calendar days after services were provided.
  Confinement must be for at least 90 consecutive calendar days and must be prescribed by a state licensed medical practitioner.
  Cannot use with Systematic Withdrawal Program.
  May not be available in all states. See “Appendix G – State Variations of Certain Contract Features.”

Optional Benefit Expense, Footnotes [Text Block]	We deduct 25% of the annualized current charge from your Contract Value in the Sub Accounts in which you are invested on a quarterly basis in arrears.
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]
Appendix A
Investment Options Available Under the Contract
Funds Available Under the Contract
The following is a list of Funds currently available under the Contract. The list of Funds is subject to change, as discussed in the prospectus for the Contract. While an Income Guarantee Feature is in effect, the investment options available to you are restricted. Please see the current Rate Sheet Prospectus Supplement (for prospective Contract Owners) or Appendix H (for existing Contract Owners) to see the investment options available to you while an Income Guarantee Feature is in effect. Before you invest, you should review the prospectuses for the Funds. These prospectuses contain more information about the Funds and their risks and may be amended from time to time. You can find the prospectuses and other information about the Funds online at  www.MassMutual.com/Envision. You can also request this information at no cost by calling (800) 272-2216 or sending an email request to ANNfax@MassMutual.com.
The current expenses and performance information below reflects fees and expenses of the Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Asset Allocation	MML VIP Aggressive Allocation Fund (Service Class)(1)(2) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	1.23%	13.91%	8.11%	9.26%
Asset Allocation	MML VIP American Funds 65/35 Allocation Fund (Service Class I)(1)(3) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	1.02%	14.54%	7.37%	8.39%
Asset Allocation	MML VIP American Funds 80/20 Allocation Fund (Service Class I)(1) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	1.13% (*)	—	—	—
Asset Allocation	MML VIP Balanced Allocation Fund (Service Class)(1)(4) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	1.11%	10.80%	4.49%	6.06%
Asset Allocation	MML VIP BlackRock iShares® 60/40 Fund (Service Class I)(1)(5) Adviser: MML Investment Advisers, LLC Sub-Adviser: BlackRock Investment Management, LLC	0.75% (*)	14.31%	—	—
Asset Allocation	MML VIP BlackRock iShares® 80/20 Fund (Service Class I)(1)(6) Adviser: MML Investment Advisers, LLC Sub-Adviser: BlackRock Investment Management, LLC	0.75% (*)	16.90%	—	—
Asset Allocation	MML VIP Conservative Allocation Fund (Service Class)(1)(7) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	1.08%	9.98%	3.73%	5.33%
Asset Allocation	MML VIP Growth Allocation Fund (Service Class)(1)(8) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	1.15%	12.60%	6.78%	8.10%

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Asset Allocation	MML VIP Moderate Allocation Fund (Service Class)(1)(9) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	1.12%	11.57%	5.46%	6.81%
Money Market	MML VIP Barings U.S. Government Money Market Fund (Initial Class)(10)(11) Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC	0.52%	3.80%	2.87%	1.80%
Fixed Income
Fidelity® VIP Strategic Income Portfolio (Service Class 2)
Adviser: Fidelity Management & Research Company LLC
Sub-Advisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors, FIL Investment Advisors (UK), FIL Investments (Japan) Limited
		0.88%	8.58%	2.79%	4.40%
Fixed Income	Invesco V.I. Global Strategic Income Fund (Series II) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	1.20% (*)	12.75%	1.39%	2.76%
Fixed Income	MML VIP Barings Core Bond Fund (Service Class)(12) Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC	0.70%	7.59%	0.23%	2.38%
Fixed Income	MML VIP Barings Inflation-Protected and Income Fund (Service Class)(13) Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC	0.90%	5.57%	0.85%	2.89%
Fixed Income	MML VIP Barings Short-Duration Bond Fund (Service Class I)(14) Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC	0.84%	5.76%	2.30%	2.31%
Fixed Income	MML VIP Fidelity Institutional AM® Core Plus Bond Fund (Service Class I)(15) Adviser: MML Investment Advisers, LLC Sub-Adviser: FIAM LLC	0.86%	7.03%	-1.10%	1.58%
Fixed Income	PIMCO Income Portfolio (Advisor Class) Adviser: Pacific Investment Management Company LLC Sub-Adviser: N/A	1.02%	10.11%	3.32%	—
Balanced	MML VIP BlackRock® Balanced Fund (Service Class)(1)(16) Adviser: MML Investment Advisers, LLC Sub-Adviser: BlackRock Investment Management, LLC	0.76%	12.56%	7.59%	8.93%
Large Cap Value	American Funds Insurance Series® Washington Mutual Investors Fund (Class 4) Adviser: Capital Research and Management CompanySM Sub-Adviser: N/A	0.75% (*)	16.90%	13.60%	12.08%
Large Cap Value	MML Income & Growth Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Barrow, Hanley, Mewhinney & Strauss, LLC	0.97%	13.11%	12.07%	10.45%
Large Cap Value	MML VIP Franklin Templeton Equity Fund (Service Class)(17) Adviser: MML Investment Advisers, LLC Sub-Adviser: Brandywine Global Investment Management, LLC	0.69%	17.20%	13.47%	10.96%

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Large Cap Value	MML VIP T. Rowe Price Equity Income Fund (Service Class)(18) Adviser: MML Investment Advisers, LLC Sub-Adviser: T. Rowe Price Associates, Inc.	1.04%	14.10%	10.83%	10.24%
Large Cap Blend	Columbia Variable Portfolio – Contrarian Core Fund (Class 2) Adviser: Columbia Management Investment Advisers, LLC Sub-Adviser: N/A	0.95% (*)	17.35%	13.89%	14.03%
Large Cap Blend
Fidelity® VIP Contrafund® Portfolio (Service Class 2)
Adviser: Fidelity Management & Research Company LLC
Sub-Advisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited
		0.79%	21.19%	15.08%	15.48%
Large Cap Blend	MML Focused Equity Fund (Service Class I) Adviser: MML Investment Advisers, LLC Sub-Adviser: Wellington Management Company LLP	1.15%	7.75%	8.48%	12.23%
Large Cap Blend	MML Sustainable Equity Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: American Century Investment Management, Inc.	0.81%	11.32%	11.66%	12.71%
Large Cap Blend	MML VIP BlackRock® Equity Index Fund (Service Class I)(19) Adviser: MML Investment Advisers, LLC Sub-Adviser: BlackRock Advisors, LLC	0.69%	17.07%	13.63%	14.05%
Large Cap Blend	MML VIP Invesco Main Street Equity Fund (Service Class I)(20) Adviser: MML Investment Advisers, LLC Sub-Adviser: Invesco Advisers, Inc.	1.05%	15.90%	12.21%	14.17%
Large Cap Blend	MML VIP JPMorgan U.S. Research Enhanced Equity Fund (Service Class)(21) Adviser: MML Investment Advisers, LLC Sub-Adviser: J.P. Morgan Investment Management Inc.	1.02%	10.32%	6.79%	5.84%
Large Cap Growth	MML VIP American Funds Growth Fund (Service Class I)(22)(23)(24) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	1.02%	19.66%	12.89%	17.47%
Large Cap Growth	MML VIP Invesco Discovery Large Cap Fund (Service Class I) Adviser: MML Investment Advisers, LLC Sub-Adviser: Invesco Advisers, Inc.	1.03%	—	—	—
Large Cap Growth	MML VIP Loomis Sayles Large Cap Growth Fund (Service Class)(25) Adviser: MML Investment Advisers, LLC Sub-Adviser: Loomis, Sayles & Company, L.P.	0.95%	14.74%	14.67%	16.05%
Large Cap Growth	MML VIP T. Rowe Price Blue Chip Growth Fund (Service Class)(26) Adviser: MML Investment Advisers, LLC Sub-Adviser: T. Rowe Price Associates, Inc.	1.03%	18.19%	10.81%	14.97%
Large Cap Growth	Nomura VIP Growth Series (Service Class)(27) Adviser: Delaware Management Company Sub-Adviser: N/A	1.01%	8.41%	11.89%	15.40%
Small/Mid-Cap Value	MML Small/Mid Cap Value Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: AllianceBernstein L.P.	1.07%	2.17%	8.41%	8.42%

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Small/Mid-Cap Value	MML VIP American Century Mid Cap Value Fund (Service Class)(28) Adviser: MML Investment Advisers, LLC Sub-Adviser: American Century Investment Management, Inc.	1.14%	8.62%	8.51%	8.86%
Small/Mid-Cap Value	MML VIP American Century Small Company Value Fund (Service Class I)(29) Adviser: MML Investment Advisers, LLC Sub-Adviser: American Century Investment Management, Inc.	1.24% (*)	-3.60%	4.90%	8.28%
Small/Mid-Cap Blend	MML VIP Invesco Small Cap Equity Fund (Service Class)(30) Adviser: MML Investment Advisers, LLC Sub-Adviser: Invesco Advisers, Inc.	0.96%	8.59%	8.11%	10.46%
Small/Mid-Cap Growth	Janus Henderson Enterprise Portfolio (Service) Adviser: Janus Henderson Investors US LLC Sub-Adviser: N/A	0.97%	7.41%	7.35%	12.51%
Small/Mid-Cap Growth	MML VIP Invesco Discovery Mid Cap Fund (Service Class I)(31) Adviser: MML Investment Advisers, LLC Sub-Adviser: Invesco Advisers, Inc.	1.10% (*)	—	—	—
Small/Mid-Cap Growth	MML VIP T. Rowe Price Mid Cap Growth Fund (Service Class)(32) Adviser: MML Investment Advisers, LLC Sub-Adviser: T. Rowe Price Associates, Inc.	1.07%	4.10%	3.56%	9.66%
Small/Mid-Cap Growth	MML VIP Wellington Small Cap Growth Equity Fund (Service Class)(33) Adviser: MML Investment Advisers, LLC Sub-Adviser: Wellington Management Company LLP	1.30% (*)	7.07%	2.41%	10.32%
International/Global	American Funds Insurance Series® Global Small Capitalization Fund (Class 4) Adviser: Capital Research and Management CompanySM Sub-Adviser: N/A	1.15% (*)	14.33%	0.23%	6.96%
International/Global	American Funds Insurance Series® New World Fund® (Class 4) Adviser: Capital Research and Management CompanySM Sub-Adviser: N/A	1.07% (*)	27.93%	5.06%	8.98%
International/Global
Fidelity® VIP Overseas Portfolio (Service Class 2)
Adviser: Fidelity Management & Research Company LLC
Sub-Advisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors, FIL Investment Advisors (UK) Limited, and FIL Investments (Japan) Limited
		0.97%	20.05%	6.35%	7.66%
International/Global	Invesco V.I. International Growth Fund (Series II)(34) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	1.25% (*)	15.53%	1.88%	5.34%
International/Global	Janus Henderson Overseas Portfolio (Service) Adviser: Janus Henderson Investors US LLC Sub-Adviser: N/A	0.96%	28.58%	9.17%	8.97%
International/Global	MML Foreign Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Thompson, Siegel and Walmsley LLC	1.17%	32.36%	8.76%	6.46%

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
International/Global	MML VIP Invesco Global Fund (Service Class I)(35) Adviser: MML Investment Advisers, LLC Sub-Adviser: Invesco Advisers, Inc.	1.06%	22.69%	7.24%	9.68%
International/Global	MML VIP MFS International Equity Fund (Service Class I)(36) Adviser: MML Investment Advisers, LLC Sub-Adviser: Massachusetts Financial Services Company	1.18% (*)	25.20%	7.07%	6.97%
Specialty (37)
Fidelity® VIP Health Care Portfolio (Service Class 2)
Adviser: Fidelity Management & Research Company LLC
Sub-Advisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited
		0.84%	14.10%	3.92%	8.48%
Specialty (37)
Fidelity® VIP Real Estate Portfolio (Service Class 2)
Adviser: Fidelity Management & Research Company LLC
Sub-Advisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited
		0.85%	2.90%	3.98%	3.61%
Specialty (37)	Janus Henderson Global Technology and Innovation Portfolio (Service) Adviser: Janus Henderson Investors US LLC Sub-Adviser: N/A	0.97%	24.84%	13.44%	21.18%
Specialty (37)
Nomura VIP Asset Strategy Series (Service Class)(38)
Adviser: Delaware Management Company
Sub-Advisers: Nomura Investment Management Austria Kapitalanlage AG and Macquarie Investment Management Global Limited
		0.77% (*)	16.66%	7.07%	7.84%
Fixed Account Investment Options Available Under the Contract
The following is a list of fixed options currently available under the Contract. We may change the features of the fixed options listed below, offer new fixed options, and terminate existing fixed options. We will provide you with written notice before doing so. While an Income Guarantee Feature is in effect, the investment options available to you are restricted. You may not participate in the DCA Fixed Account if an Income Guarantee Feature is in effect. See “General Information about Massachusetts Mutual Life Insurance Company, the Separate Account and the Investment Options – Fixed Account for Dollar Cost Averaging (DCA Fixed Account)” for more information.

Name	Minimum Guaranteed Interest Rate
6 Month DCA Fixed Account	1%
12 Month DCA Fixed Account	1%
		[12],[13],[14],[15],[16],[17],[18],[19],[20],[21],[22],[23],[24],[25],[26],[27],[28],[29],[30],[31],[32],[33],[34],[35],[36],[37],[38],[39],[40],[41],[42],[43],[44],[45],[46],[47],[48],[49],[50],[51]
Variable Option [Line Items]
Prospectuses Available [Text Block]	The following is a list of Funds currently available under the Contract. The list of Funds is subject to change, as discussed in the prospectus for the Contract. While an Income Guarantee Feature is in effect, the investment options available to you are restricted. Please see the current Rate Sheet Prospectus Supplement (for prospective Contract Owners) or Appendix H (for existing Contract Owners) to see the investment options available to you while an Income Guarantee Feature is in effect. Before you invest, you should review the prospectuses for the Funds. These prospectuses contain more information about the Funds and their risks and may be amended from time to time. You can find the prospectuses and other information about the Funds online at www.MassMutual.com/Envision. You can also request this information at no cost by calling (800) 272-2216 or sending an email request to ANNfax@MassMutual.com.
Portfolio Companies [Table Text Block]

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Asset Allocation	MML VIP Aggressive Allocation Fund (Service Class)(1)(2) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	1.23%	13.91%	8.11%	9.26%
Asset Allocation	MML VIP American Funds 65/35 Allocation Fund (Service Class I)(1)(3) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	1.02%	14.54%	7.37%	8.39%
Asset Allocation	MML VIP American Funds 80/20 Allocation Fund (Service Class I)(1) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	1.13% (*)	—	—	—
Asset Allocation	MML VIP Balanced Allocation Fund (Service Class)(1)(4) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	1.11%	10.80%	4.49%	6.06%
Asset Allocation	MML VIP BlackRock iShares® 60/40 Fund (Service Class I)(1)(5) Adviser: MML Investment Advisers, LLC Sub-Adviser: BlackRock Investment Management, LLC	0.75% (*)	14.31%	—	—
Asset Allocation	MML VIP BlackRock iShares® 80/20 Fund (Service Class I)(1)(6) Adviser: MML Investment Advisers, LLC Sub-Adviser: BlackRock Investment Management, LLC	0.75% (*)	16.90%	—	—
Asset Allocation	MML VIP Conservative Allocation Fund (Service Class)(1)(7) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	1.08%	9.98%	3.73%	5.33%
Asset Allocation	MML VIP Growth Allocation Fund (Service Class)(1)(8) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	1.15%	12.60%	6.78%	8.10%

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Asset Allocation	MML VIP Moderate Allocation Fund (Service Class)(1)(9) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	1.12%	11.57%	5.46%	6.81%
Money Market	MML VIP Barings U.S. Government Money Market Fund (Initial Class)(10)(11) Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC	0.52%	3.80%	2.87%	1.80%
Fixed Income
Fidelity® VIP Strategic Income Portfolio (Service Class 2)
Adviser: Fidelity Management & Research Company LLC
Sub-Advisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors, FIL Investment Advisors (UK), FIL Investments (Japan) Limited
		0.88%	8.58%	2.79%	4.40%
Fixed Income	Invesco V.I. Global Strategic Income Fund (Series II) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	1.20% (*)	12.75%	1.39%	2.76%
Fixed Income	MML VIP Barings Core Bond Fund (Service Class)(12) Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC	0.70%	7.59%	0.23%	2.38%
Fixed Income	MML VIP Barings Inflation-Protected and Income Fund (Service Class)(13) Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC	0.90%	5.57%	0.85%	2.89%
Fixed Income	MML VIP Barings Short-Duration Bond Fund (Service Class I)(14) Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC	0.84%	5.76%	2.30%	2.31%
Fixed Income	MML VIP Fidelity Institutional AM® Core Plus Bond Fund (Service Class I)(15) Adviser: MML Investment Advisers, LLC Sub-Adviser: FIAM LLC	0.86%	7.03%	-1.10%	1.58%
Fixed Income	PIMCO Income Portfolio (Advisor Class) Adviser: Pacific Investment Management Company LLC Sub-Adviser: N/A	1.02%	10.11%	3.32%	—
Balanced	MML VIP BlackRock® Balanced Fund (Service Class)(1)(16) Adviser: MML Investment Advisers, LLC Sub-Adviser: BlackRock Investment Management, LLC	0.76%	12.56%	7.59%	8.93%
Large Cap Value	American Funds Insurance Series® Washington Mutual Investors Fund (Class 4) Adviser: Capital Research and Management CompanySM Sub-Adviser: N/A	0.75% (*)	16.90%	13.60%	12.08%
Large Cap Value	MML Income & Growth Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Barrow, Hanley, Mewhinney & Strauss, LLC	0.97%	13.11%	12.07%	10.45%
Large Cap Value	MML VIP Franklin Templeton Equity Fund (Service Class)(17) Adviser: MML Investment Advisers, LLC Sub-Adviser: Brandywine Global Investment Management, LLC	0.69%	17.20%	13.47%	10.96%

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Large Cap Value	MML VIP T. Rowe Price Equity Income Fund (Service Class)(18) Adviser: MML Investment Advisers, LLC Sub-Adviser: T. Rowe Price Associates, Inc.	1.04%	14.10%	10.83%	10.24%
Large Cap Blend	Columbia Variable Portfolio – Contrarian Core Fund (Class 2) Adviser: Columbia Management Investment Advisers, LLC Sub-Adviser: N/A	0.95% (*)	17.35%	13.89%	14.03%
Large Cap Blend
Fidelity® VIP Contrafund® Portfolio (Service Class 2)
Adviser: Fidelity Management & Research Company LLC
Sub-Advisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited
		0.79%	21.19%	15.08%	15.48%
Large Cap Blend	MML Focused Equity Fund (Service Class I) Adviser: MML Investment Advisers, LLC Sub-Adviser: Wellington Management Company LLP	1.15%	7.75%	8.48%	12.23%
Large Cap Blend	MML Sustainable Equity Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: American Century Investment Management, Inc.	0.81%	11.32%	11.66%	12.71%
Large Cap Blend	MML VIP BlackRock® Equity Index Fund (Service Class I)(19) Adviser: MML Investment Advisers, LLC Sub-Adviser: BlackRock Advisors, LLC	0.69%	17.07%	13.63%	14.05%
Large Cap Blend	MML VIP Invesco Main Street Equity Fund (Service Class I)(20) Adviser: MML Investment Advisers, LLC Sub-Adviser: Invesco Advisers, Inc.	1.05%	15.90%	12.21%	14.17%
Large Cap Blend	MML VIP JPMorgan U.S. Research Enhanced Equity Fund (Service Class)(21) Adviser: MML Investment Advisers, LLC Sub-Adviser: J.P. Morgan Investment Management Inc.	1.02%	10.32%	6.79%	5.84%
Large Cap Growth	MML VIP American Funds Growth Fund (Service Class I)(22)(23)(24) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	1.02%	19.66%	12.89%	17.47%
Large Cap Growth	MML VIP Invesco Discovery Large Cap Fund (Service Class I) Adviser: MML Investment Advisers, LLC Sub-Adviser: Invesco Advisers, Inc.	1.03%	—	—	—
Large Cap Growth	MML VIP Loomis Sayles Large Cap Growth Fund (Service Class)(25) Adviser: MML Investment Advisers, LLC Sub-Adviser: Loomis, Sayles & Company, L.P.	0.95%	14.74%	14.67%	16.05%
Large Cap Growth	MML VIP T. Rowe Price Blue Chip Growth Fund (Service Class)(26) Adviser: MML Investment Advisers, LLC Sub-Adviser: T. Rowe Price Associates, Inc.	1.03%	18.19%	10.81%	14.97%
Large Cap Growth	Nomura VIP Growth Series (Service Class)(27) Adviser: Delaware Management Company Sub-Adviser: N/A	1.01%	8.41%	11.89%	15.40%
Small/Mid-Cap Value	MML Small/Mid Cap Value Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: AllianceBernstein L.P.	1.07%	2.17%	8.41%	8.42%

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Small/Mid-Cap Value	MML VIP American Century Mid Cap Value Fund (Service Class)(28) Adviser: MML Investment Advisers, LLC Sub-Adviser: American Century Investment Management, Inc.	1.14%	8.62%	8.51%	8.86%
Small/Mid-Cap Value	MML VIP American Century Small Company Value Fund (Service Class I)(29) Adviser: MML Investment Advisers, LLC Sub-Adviser: American Century Investment Management, Inc.	1.24% (*)	-3.60%	4.90%	8.28%
Small/Mid-Cap Blend	MML VIP Invesco Small Cap Equity Fund (Service Class)(30) Adviser: MML Investment Advisers, LLC Sub-Adviser: Invesco Advisers, Inc.	0.96%	8.59%	8.11%	10.46%
Small/Mid-Cap Growth	Janus Henderson Enterprise Portfolio (Service) Adviser: Janus Henderson Investors US LLC Sub-Adviser: N/A	0.97%	7.41%	7.35%	12.51%
Small/Mid-Cap Growth	MML VIP Invesco Discovery Mid Cap Fund (Service Class I)(31) Adviser: MML Investment Advisers, LLC Sub-Adviser: Invesco Advisers, Inc.	1.10% (*)	—	—	—
Small/Mid-Cap Growth	MML VIP T. Rowe Price Mid Cap Growth Fund (Service Class)(32) Adviser: MML Investment Advisers, LLC Sub-Adviser: T. Rowe Price Associates, Inc.	1.07%	4.10%	3.56%	9.66%
Small/Mid-Cap Growth	MML VIP Wellington Small Cap Growth Equity Fund (Service Class)(33) Adviser: MML Investment Advisers, LLC Sub-Adviser: Wellington Management Company LLP	1.30% (*)	7.07%	2.41%	10.32%
International/Global	American Funds Insurance Series® Global Small Capitalization Fund (Class 4) Adviser: Capital Research and Management CompanySM Sub-Adviser: N/A	1.15% (*)	14.33%	0.23%	6.96%
International/Global	American Funds Insurance Series® New World Fund® (Class 4) Adviser: Capital Research and Management CompanySM Sub-Adviser: N/A	1.07% (*)	27.93%	5.06%	8.98%
International/Global
Fidelity® VIP Overseas Portfolio (Service Class 2)
Adviser: Fidelity Management & Research Company LLC
Sub-Advisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors, FIL Investment Advisors (UK) Limited, and FIL Investments (Japan) Limited
		0.97%	20.05%	6.35%	7.66%
International/Global	Invesco V.I. International Growth Fund (Series II)(34) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	1.25% (*)	15.53%	1.88%	5.34%
International/Global	Janus Henderson Overseas Portfolio (Service) Adviser: Janus Henderson Investors US LLC Sub-Adviser: N/A	0.96%	28.58%	9.17%	8.97%
International/Global	MML Foreign Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Thompson, Siegel and Walmsley LLC	1.17%	32.36%	8.76%	6.46%

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
International/Global	MML VIP Invesco Global Fund (Service Class I)(35) Adviser: MML Investment Advisers, LLC Sub-Adviser: Invesco Advisers, Inc.	1.06%	22.69%	7.24%	9.68%
International/Global	MML VIP MFS International Equity Fund (Service Class I)(36) Adviser: MML Investment Advisers, LLC Sub-Adviser: Massachusetts Financial Services Company	1.18% (*)	25.20%	7.07%	6.97%
Specialty (37)
Fidelity® VIP Health Care Portfolio (Service Class 2)
Adviser: Fidelity Management & Research Company LLC
Sub-Advisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited
		0.84%	14.10%	3.92%	8.48%
Specialty (37)
Fidelity® VIP Real Estate Portfolio (Service Class 2)
Adviser: Fidelity Management & Research Company LLC
Sub-Advisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited
		0.85%	2.90%	3.98%	3.61%
Specialty (37)	Janus Henderson Global Technology and Innovation Portfolio (Service) Adviser: Janus Henderson Investors US LLC Sub-Adviser: N/A	0.97%	24.84%	13.44%	21.18%
Specialty (37)
Nomura VIP Asset Strategy Series (Service Class)(38)
Adviser: Delaware Management Company
Sub-Advisers: Nomura Investment Management Austria Kapitalanlage AG and Macquarie Investment Management Global Limited
		0.77% (*)	16.66%	7.07%	7.84%

Fixed Option [Line Items]
Fixed Options Available Legend [Text Block]	The following is a list of fixed options currently available under the Contract. We may change the features of the fixed options listed below, offer new fixed options, and terminate existing fixed options. We will provide you with written notice before doing so. While an Income Guarantee Feature is in effect, the investment options available to you are restricted. You may not participate in the DCA Fixed Account if an Income Guarantee Feature is in effect. See “General Information about Massachusetts Mutual Life Insurance Company, the Separate Account and the Investment Options – Fixed Account for Dollar Cost Averaging (DCA Fixed Account)” for more information.
Fixed Options Available [Table Text Block]

Name	Minimum Guaranteed Interest Rate
6 Month DCA Fixed Account	1%
12 Month DCA Fixed Account	1%

MML VIP Aggressive Allocation Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MML VIP Aggressive Allocation Fund (Service Class)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Current Expenses [Percent]	1.23%
Average Annual Total Returns, 1 Year [Percent]	13.91%
Average Annual Total Returns, 5 Years [Percent]	8.11%
Average Annual Total Returns, 10 Years [Percent]	9.26%
MML VIP American Funds 65/35 Allocation Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MML VIP American Funds 65/35 Allocation Fund(Service Class I)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	14.54%
Average Annual Total Returns, 5 Years [Percent]	7.37%
Average Annual Total Returns, 10 Years [Percent]	8.39%
MML VIP American Funds 80/20 Allocation Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MML VIP American Funds 80/20 Allocation Fund(Service Class I)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Current Expenses [Percent]	1.13%
MML VIP Balanced Allocation Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MML VIP Balanced Allocation Fund (Service Class)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	10.80%
Average Annual Total Returns, 5 Years [Percent]	4.49%
Average Annual Total Returns, 10 Years [Percent]	6.06%
MML VIP BlackRock iShares 60/40 Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MML VIP BlackRock iShares® 60/40 Fund (Service Class I)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	14.31%
MML VIP BlackRock iShares 80/20 Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MML VIP BlackRock iShares® 80/20 Fund (Service Class I)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	16.90%
MML VIP Conservative Allocation Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MML VIP Conservative Allocation Fund (Service Class)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	9.98%
Average Annual Total Returns, 5 Years [Percent]	3.73%
Average Annual Total Returns, 10 Years [Percent]	5.33%
MML VIP Growth Allocation Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MML VIP Growth Allocation Fund (Service Class)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	12.60%
Average Annual Total Returns, 5 Years [Percent]	6.78%
Average Annual Total Returns, 10 Years [Percent]	8.10%
MML VIP Moderate Allocation Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MML VIP Moderate Allocation Fund (Service Class)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	11.57%
Average Annual Total Returns, 5 Years [Percent]	5.46%
Average Annual Total Returns, 10 Years [Percent]	6.81%
MML VIP Barings U.S. Government Money Market Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MML VIP Barings U.S. Government Money Market Fund(Initial Class)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Barings LLC
Current Expenses [Percent]	0.52%
Average Annual Total Returns, 1 Year [Percent]	3.80%
Average Annual Total Returns, 5 Years [Percent]	2.87%
Average Annual Total Returns, 10 Years [Percent]	1.80%
Fidelity® VIP Strategic Income Portfolio
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity® VIP Strategic Income Portfolio (Service Class 2)
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors, FIL Investment Advisors (UK), FIL Investments (Japan) Limited
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	8.58%
Average Annual Total Returns, 5 Years [Percent]	2.79%
Average Annual Total Returns, 10 Years [Percent]	4.40%
Invesco V.I. Global Strategic Income Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Invesco V.I. Global Strategic Income Fund (Series II)
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	12.75%
Average Annual Total Returns, 5 Years [Percent]	1.39%
Average Annual Total Returns, 10 Years [Percent]	2.76%
MML VIP Barings Core Bond Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MML VIP Barings Core Bond Fund (Service Class)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Barings LLC
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	7.59%
Average Annual Total Returns, 5 Years [Percent]	0.23%
Average Annual Total Returns, 10 Years [Percent]	2.38%
MML VIP Barings Inflation-Protected and Income Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MML VIP Barings Inflation-Protected and Income Fund(Service Class)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Barings LLC
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	5.57%
Average Annual Total Returns, 5 Years [Percent]	0.85%
Average Annual Total Returns, 10 Years [Percent]	2.89%
MML VIP Barings Short-Duration Bond Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MML VIP Barings Short-Duration Bond Fund (Service Class I)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Barings LLC
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	5.76%
Average Annual Total Returns, 5 Years [Percent]	2.30%
Average Annual Total Returns, 10 Years [Percent]	2.31%
MML VIP Fidelity Institutional AM Core Plus Bond Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MML VIP Fidelity Institutional AM® Core Plus Bond Fund(Service Class I)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	FIAM LLC
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	7.03%
Average Annual Total Returns, 5 Years [Percent]	(1.10%)
Average Annual Total Returns, 10 Years [Percent]	1.58%
PIMCO Income Portfolio
Variable Option [Line Items]
Portfolio Company Name [Text Block]	PIMCO Income Portfolio (Advisor Class)
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	10.11%
Average Annual Total Returns, 5 Years [Percent]	3.32%
MML VIP BlackRock Balanced Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MML VIP BlackRock® Balanced Fund (Service Class)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	12.56%
Average Annual Total Returns, 5 Years [Percent]	7.59%
Average Annual Total Returns, 10 Years [Percent]	8.93%
American Funds Insurance Series® Washington Mutual Investors Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Funds Insurance Series® Washington Mutual Investors Fund (Class 4)
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	16.90%
Average Annual Total Returns, 5 Years [Percent]	13.60%
Average Annual Total Returns, 10 Years [Percent]	12.08%
MML Income & Growth Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MML Income & Growth Fund (Service Class)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Barrow, Hanley, Mewhinney & Strauss, LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	13.11%
Average Annual Total Returns, 5 Years [Percent]	12.07%
Average Annual Total Returns, 10 Years [Percent]	10.45%
MML VIP Franklin Templeton Equity Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MML VIP Franklin Templeton Equity Fund (Service Class)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Brandywine Global Investment Management, LLC
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	17.20%
Average Annual Total Returns, 5 Years [Percent]	13.47%
Average Annual Total Returns, 10 Years [Percent]	10.96%
MML VIP T. Rowe Price Equity Income Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MML VIP T. Rowe Price Equity Income Fund (Service Class)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	14.10%
Average Annual Total Returns, 5 Years [Percent]	10.83%
Average Annual Total Returns, 10 Years [Percent]	10.24%
Columbia Variable Portfolio Contrarian Core Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Columbia Variable Portfolio – Contrarian Core Fund (Class 2)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	17.35%
Average Annual Total Returns, 5 Years [Percent]	13.89%
Average Annual Total Returns, 10 Years [Percent]	14.03%
Fidelity® VIP Contrafund® Portfolio
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity® VIP Contrafund® Portfolio (Service Class 2)
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	21.19%
Average Annual Total Returns, 5 Years [Percent]	15.08%
Average Annual Total Returns, 10 Years [Percent]	15.48%
MML Focused Equity Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MML Focused Equity Fund (Service Class I)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	7.75%
Average Annual Total Returns, 5 Years [Percent]	8.48%
Average Annual Total Returns, 10 Years [Percent]	12.23%
MML Sustainable Equity Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MML Sustainable Equity Fund (Service Class)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	11.32%
Average Annual Total Returns, 5 Years [Percent]	11.66%
Average Annual Total Returns, 10 Years [Percent]	12.71%
MML VIP BlackRock Equity Index Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MML VIP BlackRock® Equity Index Fund (Service Class I)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	17.07%
Average Annual Total Returns, 5 Years [Percent]	13.63%
Average Annual Total Returns, 10 Years [Percent]	14.05%
MML VIP Invesco Main Street Equity Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MML VIP Invesco Main Street Equity Fund (Service Class I)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	15.90%
Average Annual Total Returns, 5 Years [Percent]	12.21%
Average Annual Total Returns, 10 Years [Percent]	14.17%
MML VIP JPMorgan U.S. Research Enhanced Equity Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MML VIP JPMorgan U.S. Research Enhanced Equity Fund(Service Class)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	10.32%
Average Annual Total Returns, 5 Years [Percent]	6.79%
Average Annual Total Returns, 10 Years [Percent]	5.84%
MML VIP American Funds Growth Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MML VIP American Funds Growth Fund (Service Class I)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	19.66%
Average Annual Total Returns, 5 Years [Percent]	12.89%
Average Annual Total Returns, 10 Years [Percent]	17.47%
MML VIP Invesco Discovery Large Cap Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MML VIP Invesco Discovery Large Cap Fund (Service Class I)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.03%
MML VIP Loomis, Sayles Large Cap Growth Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MML VIP Loomis Sayles Large Cap Growth Fund(Service Class)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	14.74%
Average Annual Total Returns, 5 Years [Percent]	14.67%
Average Annual Total Returns, 10 Years [Percent]	16.05%
MML VIP T. Rowe Price Blue Chip Growth Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MML VIP T. Rowe Price Blue Chip Growth Fund (Service Class)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	18.19%
Average Annual Total Returns, 5 Years [Percent]	10.81%
Average Annual Total Returns, 10 Years [Percent]	14.97%
Nomura VIP Growth Series
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nomura VIP Growth Series (Service Class)
Portfolio Company Adviser [Text Block]	Delaware Management Company
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	8.41%
Average Annual Total Returns, 5 Years [Percent]	11.89%
Average Annual Total Returns, 10 Years [Percent]	15.40%
MML Small/Mid Cap Value Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MML Small/Mid Cap Value Fund (Service Class)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	2.17%
Average Annual Total Returns, 5 Years [Percent]	8.41%
Average Annual Total Returns, 10 Years [Percent]	8.42%
MML VIP American Century Mid Cap Value Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MML VIP American Century Mid Cap Value Fund (Service Class)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	8.62%
Average Annual Total Returns, 5 Years [Percent]	8.51%
Average Annual Total Returns, 10 Years [Percent]	8.86%
MML VIP American Century Small Company Value Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MML VIP American Century Small Company Value Fund(Service Class I)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	(3.60%)
Average Annual Total Returns, 5 Years [Percent]	4.90%
Average Annual Total Returns, 10 Years [Percent]	8.28%
MML VIP Invesco Small Cap Equity Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MML VIP Invesco Small Cap Equity Fund (Service Class)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	8.59%
Average Annual Total Returns, 5 Years [Percent]	8.11%
Average Annual Total Returns, 10 Years [Percent]	10.46%
Janus Henderson Enterprise Portfolio
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Janus Henderson Enterprise Portfolio (Service)
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	7.41%
Average Annual Total Returns, 5 Years [Percent]	7.35%
Average Annual Total Returns, 10 Years [Percent]	12.51%
MML VIP Invesco Discovery Mid Cap Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MML VIP Invesco Discovery Mid Cap Fund (Service Class I)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.10%
MML VIP T. Rowe Price Mid Cap Growth Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MML VIP T. Rowe Price Mid Cap Growth Fund (Service Class)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	4.10%
Average Annual Total Returns, 5 Years [Percent]	3.56%
Average Annual Total Returns, 10 Years [Percent]	9.66%
MML VIP Wellington Small Cap Growth Equity Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MML VIP Wellington Small Cap Growth Equity Fund(Service Class)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	1.30%
Average Annual Total Returns, 1 Year [Percent]	7.07%
Average Annual Total Returns, 5 Years [Percent]	2.41%
Average Annual Total Returns, 10 Years [Percent]	10.32%
American Funds Insurance Series® Global Small Capitalization Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Funds Insurance Series® Global Small Capitalization Fund (Class 4)
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	14.33%
Average Annual Total Returns, 5 Years [Percent]	0.23%
Average Annual Total Returns, 10 Years [Percent]	6.96%
American Funds Insurance Series® New World Fund®
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Funds Insurance Series® New World Fund® (Class 4)
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	27.93%
Average Annual Total Returns, 5 Years [Percent]	5.06%
Average Annual Total Returns, 10 Years [Percent]	8.98%
Fidelity® VIP Overseas Portfolio
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity® VIP Overseas Portfolio (Service Class 2)
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors, FIL Investment Advisors (UK) Limited, and FIL Investments (Japan) Limited
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	20.05%
Average Annual Total Returns, 5 Years [Percent]	6.35%
Average Annual Total Returns, 10 Years [Percent]	7.66%
Invesco V.I. International Growth Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Invesco V.I. International Growth Fund (Series II)
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	15.53%
Average Annual Total Returns, 5 Years [Percent]	1.88%
Average Annual Total Returns, 10 Years [Percent]	5.34%
Janus Henderson Overseas Portfolio
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Janus Henderson Overseas Portfolio (Service)
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	28.58%
Average Annual Total Returns, 5 Years [Percent]	9.17%
Average Annual Total Returns, 10 Years [Percent]	8.97%
MML Foreign Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MML Foreign Fund (Service Class)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Thompson, Siegel and Walmsley LLC
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	32.36%
Average Annual Total Returns, 5 Years [Percent]	8.76%
Average Annual Total Returns, 10 Years [Percent]	6.46%
MML VIP Invesco Global Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MML VIP Invesco Global Fund (Service Class I)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	22.69%
Average Annual Total Returns, 5 Years [Percent]	7.24%
Average Annual Total Returns, 10 Years [Percent]	9.68%
MML VIP MFS International Equity Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MML VIP MFS International Equity Fund (Service Class I)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	25.20%
Average Annual Total Returns, 5 Years [Percent]	7.07%
Average Annual Total Returns, 10 Years [Percent]	6.97%
Fidelity® VIP Health Care Portfolio
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity® VIP Health Care Portfolio (Service Class 2)
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	14.10%
Average Annual Total Returns, 5 Years [Percent]	3.92%
Average Annual Total Returns, 10 Years [Percent]	8.48%
Fidelity® VIP Real Estate Portfolio
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity® VIP Real Estate Portfolio (Service Class 2)
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	2.90%
Average Annual Total Returns, 5 Years [Percent]	3.98%
Average Annual Total Returns, 10 Years [Percent]	3.61%
Janus Henderson Global Technology and Innovation Portfolio
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Janus Henderson Global Technology and Innovation Portfolio (Service)
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	24.84%
Average Annual Total Returns, 5 Years [Percent]	13.44%
Average Annual Total Returns, 10 Years [Percent]	21.18%
Nomura VIP Asset Strategy Series
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nomura VIP Asset Strategy Series (Service Class)
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Nomura Investment Management Austria Kapitalanlage AG and Macquarie Investment Management Global Limited
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	16.66%
Average Annual Total Returns, 5 Years [Percent]	7.07%
Average Annual Total Returns, 10 Years [Percent]	7.84%
HQV Death Benefit
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.30%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.30%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.30%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.30%
Most Maximum Expenses
Item 4. Fee Table [Line Items]
Surrender Example [Table Text Block]
If you withdraw all of your Contract Value at the end of each year shown
Maximum Fund operating expenses
$11,530
$22,177
$31,284
$55,264
$10,480
$19,027
$26,034
$44,764
Minimum Fund operating expenses
$10,620
$19,298
$26,228
$43,807
$9,570
$16,205
$21,175
$34,244

Surrender Expense, 1 Year, Maximum [Dollars]	$ 11,530
Surrender Expense, 1 Year, Minimum [Dollars]	10,620
Surrender Expense, 3 Years, Maximum [Dollars]	22,177
Surrender Expense, 3 Years, Minimum [Dollars]	19,298
Surrender Expense, 5 Years, Maximum [Dollars]	31,284
Surrender Expense, 5 Years, Minimum [Dollars]	26,228
Surrender Expense, 10 Years, Maximum [Dollars]	55,264
Surrender Expense, 10 Years, Minimum [Dollars]	$ 43,807
Annuitize Example [Table Text Block]
If you decide to begin the Annuity Phase at the end of each year shown
Maximum Fund operating expenses
N/A
N/A
$26,784
$55,264
N/A
N/A
$21,534
$44,764
Minimum Fund operating expenses
N/A
N/A
$21,728
$43,807
N/A
N/A
$16,675
$34,244

Annuitized Expense, 5 Years, Maximum [Dollars]	$ 26,784
Annuitized Expense, 5 Years, Minimum [Dollars]	21,728
Annuitized Expense, 10 Years, Maximum [Dollars]	55,264
Annuitized Expense, 10 Years, Minimum [Dollars]	$ 43,807
No Surrender Example [Table Text Block]
If you do not withdraw any of your Contract Value at the end of each year shown
Maximum Fund operating expenses
$5,230
$15,877
$26,784
$55,264
$4,180
$12,727
$21,534
$44,764
Minimum Fund operating expenses
$4,320
$12,998
$21,728
$43,807
$3,270
$9,905
$16,675
$34,244

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 5,230
No Surrender Expense, 1 Year, Minimum [Dollars]	4,320
No Surrender Expense, 3 Years, Maximum [Dollars]	15,877
No Surrender Expense, 3 Years, Minimum [Dollars]	12,998
No Surrender Expense, 5 Years, Maximum [Dollars]	26,784
No Surrender Expense, 5 Years, Minimum [Dollars]	21,728
No Surrender Expense, 10 Years, Maximum [Dollars]	55,264
No Surrender Expense, 10 Years, Minimum [Dollars]	43,807
Most Current Expenses
Item 4. Fee Table [Line Items]
Surrender Expense, 1 Year, Maximum [Dollars]	10,480
Surrender Expense, 1 Year, Minimum [Dollars]	9,570
Surrender Expense, 3 Years, Maximum [Dollars]	19,027
Surrender Expense, 3 Years, Minimum [Dollars]	16,205
Surrender Expense, 5 Years, Maximum [Dollars]	26,034
Surrender Expense, 5 Years, Minimum [Dollars]	21,175
Surrender Expense, 10 Years, Maximum [Dollars]	44,764
Surrender Expense, 10 Years, Minimum [Dollars]	34,244
Annuitized Expense, 5 Years, Maximum [Dollars]	21,534
Annuitized Expense, 5 Years, Minimum [Dollars]	16,675
Annuitized Expense, 10 Years, Maximum [Dollars]	44,764
Annuitized Expense, 10 Years, Minimum [Dollars]	34,244
No Surrender Expense, 1 Year, Maximum [Dollars]	4,180
No Surrender Expense, 1 Year, Minimum [Dollars]	3,270
No Surrender Expense, 3 Years, Maximum [Dollars]	12,727
No Surrender Expense, 3 Years, Minimum [Dollars]	9,905
No Surrender Expense, 5 Years, Maximum [Dollars]	21,534
No Surrender Expense, 5 Years, Minimum [Dollars]	16,675
No Surrender Expense, 10 Years, Maximum [Dollars]	44,764
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 34,244
Least Maximum Expenses
Item 4. Fee Table [Line Items]
Surrender Example [Table Text Block]
If you withdraw all of your Contract Value at the end of each year shown
Maximum Fund operating expenses
$9,030
$14,677
$18,784
$30,264
$9,030
$14,677
$18,784
$30,264
Minimum Fund operating expenses
$8,120
$11,935
$14,197
$21,038
$8,120
$11,935
$14,197
$21,038

Surrender Expense, 1 Year, Maximum [Dollars]	$ 9,030
Surrender Expense, 1 Year, Minimum [Dollars]	8,120
Surrender Expense, 3 Years, Maximum [Dollars]	14,677
Surrender Expense, 3 Years, Minimum [Dollars]	11,935
Surrender Expense, 5 Years, Maximum [Dollars]	18,784
Surrender Expense, 5 Years, Minimum [Dollars]	14,197
Surrender Expense, 10 Years, Maximum [Dollars]	30,264
Surrender Expense, 10 Years, Minimum [Dollars]	$ 21,038
Annuitize Example [Table Text Block]
If you decide to begin the Annuity Phase at the end of each year shown
Maximum Fund operating expenses
N/A
N/A
$14,284
$30,264
N/A
N/A
$14,284
$30,264
Minimum Fund operating expenses
N/A
N/A
$9,697
$21,038
N/A
N/A
$9,697
$21,038

Annuitized Expense, 5 Years, Maximum [Dollars]	$ 14,284
Annuitized Expense, 5 Years, Minimum [Dollars]	9,697
Annuitized Expense, 10 Years, Maximum [Dollars]	30,264
Annuitized Expense, 10 Years, Minimum [Dollars]	$ 21,038
No Surrender Example [Table Text Block]
If you do not withdraw any of your Contract Value at the end of each year shown
Maximum Fund operating expenses
$2,730
$8,377
$14,284
$30,264
$2,730
$8,377
$14,284
$30,264
Minimum Fund operating expenses
$1,820
$5,635
$9,697
$21,038
$1,820
$5,635
$9,697
$21,038

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 2,730
No Surrender Expense, 1 Year, Minimum [Dollars]	1,820
No Surrender Expense, 3 Years, Maximum [Dollars]	8,377
No Surrender Expense, 3 Years, Minimum [Dollars]	5,635
No Surrender Expense, 5 Years, Maximum [Dollars]	14,284
No Surrender Expense, 5 Years, Minimum [Dollars]	9,697
No Surrender Expense, 10 Years, Maximum [Dollars]	30,264
No Surrender Expense, 10 Years, Minimum [Dollars]	21,038
Least Current Expenses
Item 4. Fee Table [Line Items]
Surrender Expense, 1 Year, Maximum [Dollars]	9,030
Surrender Expense, 1 Year, Minimum [Dollars]	8,120
Surrender Expense, 3 Years, Maximum [Dollars]	14,677
Surrender Expense, 3 Years, Minimum [Dollars]	11,935
Surrender Expense, 5 Years, Maximum [Dollars]	18,784
Surrender Expense, 5 Years, Minimum [Dollars]	14,197
Surrender Expense, 10 Years, Maximum [Dollars]	30,264
Surrender Expense, 10 Years, Minimum [Dollars]	21,038
Annuitized Expense, 5 Years, Maximum [Dollars]	14,284
Annuitized Expense, 5 Years, Minimum [Dollars]	9,697
Annuitized Expense, 10 Years, Maximum [Dollars]	30,264
Annuitized Expense, 10 Years, Minimum [Dollars]	21,038
No Surrender Expense, 1 Year, Maximum [Dollars]	2,730
No Surrender Expense, 1 Year, Minimum [Dollars]	1,820
No Surrender Expense, 3 Years, Maximum [Dollars]	8,377
No Surrender Expense, 3 Years, Minimum [Dollars]	5,635
No Surrender Expense, 5 Years, Maximum [Dollars]	14,284
No Surrender Expense, 5 Years, Minimum [Dollars]	9,697
No Surrender Expense, 10 Years, Maximum [Dollars]	30,264
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 21,038
RetirePay
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	RetirePay
Purpose of Benefit [Text Block]	Guarantees that prescribed level of withdrawals can be taken for life beginning on the Guaranteed Lifetime Withdrawal Date, even if Contract Value is zero.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%
Brief Restrictions / Limitations [Text Block]	Can only be elected at time of Contract issue.Owner (or Annuitant, if Contract is owned by a non-natural person) must be at least Age 45 and may not be older than Age 80 when the Contract is issued.May allocate Contract Value only to certain Sub-Accounts.May not make subsequent Purchase Payments that total more than $10,000 in a Contract Year after the first Contract Year.Subsequent Purchase Payments not allowed after the Guaranteed Lifetime Withdrawal Date.Any withdrawal prior to the Guaranteed Lifetime Withdrawal Date and, on and after the Guaranteed Lifetime Withdrawal Date, the portion of a withdrawal (including CDSCs) from the Contract Value that causes the cumulative withdrawals to exceed the ALBA in that Contract Year, will be an Excess Withdrawal unless the withdrawal is taken as a part of the Company’s Systematic Withdrawal Program established for the payment of RMDs, under which the RMD is calculated by the Company. Any withdrawal that occurs after the cumulative withdrawals exceed the ALBA in that Contract Year will also be an Excess Withdrawal.Excess Withdrawals negatively impact the feature.The ALBA is not available until youngest Covered Person attains age 59½.If we increase the Income Guarantee Feature Charge and you elect to opt-out of the Income Guarantee Feature Charge Increase, it will terminate your right to any future increases to your Benefit Base and your right to make subsequent Purchase Payments.An Income Guarantee Feature Charge Increase Opt-Out is irrevocable once it becomes effective.
Name of Benefit [Text Block]	RetirePay
Systematic Withdrawal Program
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Systematic Withdrawal Program
Purpose of Benefit [Text Block]	Automatically withdraws Contract Value proportionally from all of your investment options.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	In order to participate in this program:(1) there must be at least $5,000in Contract Value, and(2) the minimum withdrawal amountmust be $100.Cannot be used in conjunction with Nursing Home and Hospital Withdrawal Benefit waiver.If you elected an Income Guarantee Feature, you may only use this program to take withdrawals of your ALBA.
Name of Benefit [Text Block]	Systematic Withdrawal Program
Nursing Home and Hospital Withdrawal Benefit
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Nursing Home andHospital WithdrawalBenefit
Purpose of Benefit [Text Block]	Allows withdrawal of some orall Contract Value withoutincurring a CDSC if confined to a licensed nursing carefacility or accredited hospital.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	Confinement must begin after Issue Date.Each withdrawal request must be made one year or more after Issue Date.Each withdrawal request must be made within 120 calendar days after services were provided.Confinement must be for at least 90 consecutive calendar days and must be prescribed by a state licensed medical practitioner.Cannot use with Systematic Withdrawal Program.May not be available in all states. See “Appendix G – State Variations of Certain Contract Features.”
Name of Benefit [Text Block]	Nursing Home andHospital WithdrawalBenefit
Automatic Rebalancing Program
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Automatic Rebalancing Program
Purpose of Benefit [Text Block]	Automatically rebalances the Sub-Accounts you select to maintain original percentage allocation of Contract Value.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	Cannot use if a DCA Term, Separate Account Dollar Cost Averaging Program, or an Income Guarantee Feature are in effect.
Name of Benefit [Text Block]	Automatic Rebalancing Program
DCA Fixed Account
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	DCA Fixed Account
Purpose of Benefit [Text Block]	Automatically transfers a specific amount of Contract Value from the DCA Fixed Account to the Sub-Accounts you have selected, at set intervals over a period of either six or twelve months.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	Cannot use if the Automatic Rebalancing Program, Separate Account Dollar Cost Averaging Program, or an Income Guarantee Feature are in effect.Must apply a Purchase Payment of at least $5,000 to establish a DCA Term.You cannot transfer current Contract Value into the DCA Fixed Account.No unscheduled transfers may be made from the DCA Fixed Account.
Name of Benefit [Text Block]	DCA Fixed Account
Separate Account Dollar Cost Averaging Program
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Separate Account Dollar Cost Averaging Program
Purpose of Benefit [Text Block]	Automatically transfers a specific amount of Contract Value from a single Sub-Account to other Sub-Accounts you have selected, at set intervals.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	Cannot use if the Automatic Rebalancing Program, a DCA Term, or an Income Guarantee Feature are in effect.
Name of Benefit [Text Block]	Separate Account Dollar Cost Averaging Program
Return of Purchase Payment (ROP) Death Benefit
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Return of Purchase Payment (ROP) Death Benefit
Purpose of Benefit [Text Block]	Upon your death, we will pay your designated beneficiaries the greater of (1) the Contract Value when we receive due proof of death and election of a payment method; or (2) an amount based on your Purchase Payments adjusted for withdrawals.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	Can only be elected at time of Contract issue.Withdrawals, including withdrawals of the ALBA while an Income Guarantee Feature is in effect, reduce the guaranteed death benefit amount in direct proportion to Contract Value reduction.This benefit terminates when the Contract terminates, upon annuitization, and upon receipt of due proof of death and election of a payment method received by us in Good Order.
Name of Benefit [Text Block]	Return of Purchase Payment (ROP) Death Benefit
Annuity Payment Commutation
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Annuity Payment Commutation
Purpose of Benefit [Text Block]	Allows withdrawal of all or a portion of the Commuted Value of any remaining Period Certain Annuity Payments once per lifetime of the Contract.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	Available only for Annuity Options that include a Period Certain guarantee.May only be taken once during the lifetime of the Contract and may not be taken any earlier than one year following the date you apply your Contract Value to an Annuity Option.May not be taken after the end of the Period Certain portion of the Annuity Phase.May not be taken if the requested withdrawal would cause the remaining Annuity Payment to be less than the Minimum Annuity Payment payable under the Contract at the existing Annuity Payment frequency.Withdrawal must be at least $10,000.Not available for Contracts issued in New York.
Name of Benefit [Text Block]	Annuity Payment Commutation
Highest Quarterly Value (HQV) Death Benefit
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Minimum [Percent]	0.30%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Highest Quarterly Value (HQV) Death Benefit
Purpose of Benefit [Text Block]	Upon your death, the death benefit payable to your designated beneficiaries will be the greater of (1) contract value on the business day we receive due proof of death and election of a payment method or (2) the Highest Quarterly Value. The Highest Quarterly Value is the greater of: (1) the total Purchase Payments, reduced by a pro-rata adjustment for each withdrawal; or (2) the Annual Lock-In Feature (ALIF).
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	Can only be elected at time of Contract issue.Once elected cannot be terminated by the Owner.Owner (or Annuitant, if Contract is owned by a non-natural person) may not be older than Age 75 when the Contract is issued.Withdrawals reduce the guaranteed death benefit amount in direct proportion to Contract Value reduction.Once the Contract Anniversary after the oldest Owner (or oldest Annuitant, if the Contract is owned by a non-natural person) attains age 80 has occurred, the ALIF will no longer recalculate on each Contract Anniversary. The ALIF will remain as the last calculated ALIF, adjusted by subsequent Purchase Payments and withdrawals.You may not elect this benefit if you elected an Income Guarantee Feature.We reserve the right to restrict investment options available to you while this feature is in effect.This benefit terminates when the Contract terminates, upon annuitization, and upon receipt of due proof of death and election of a payment method received by us in Good Order.Not available for Contracts issued in New York.
Name of Benefit [Text Block]	Highest Quarterly Value (HQV) Death Benefit
RetireCore
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	RetireCore
Purpose of Benefit [Text Block]	Guarantees that prescribed level of withdrawals can be taken for life beginning on the Guaranteed Lifetime Withdrawal Date, even if Contract Value is zero.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%
Brief Restrictions / Limitations [Text Block]	Can only be elected at time of Contract issue.Owner (or Annuitant, if Contract is owned by a non-natural person) must be at least Age 45 and may not be older than Age 80 when the Contract is issued.May allocate Contract Value only to certain Sub-Accounts.May not make subsequent Purchase Payments that total more than $25,000 in a Contract Year after the first Contract Year.Subsequent Purchase Payments not allowed after the Guaranteed Lifetime Withdrawal Date.Any withdrawal prior to the Guaranteed Lifetime Withdrawal Date and, on and after the Guaranteed Lifetime Withdrawal Date, the portion of a withdrawal (including CDSCs) from the Contract Value that causes the cumulative withdrawals to exceed the ALBA in that Contract Year, will be an Excess Withdrawal unless the withdrawal is taken as a part of the Company’s Systematic Withdrawal Program established for the payment of RMDs, under which the RMD is calculated by the Company. Any withdrawal that occurs after the cumulative withdrawals exceed the ALBA in that Contract Year will also be an Excess Withdrawal.Excess Withdrawals negatively impact the feature.The ALBA is not available until youngest Covered Person attains age 59½. If we increase the Income Guarantee Feature Charge and you elect to opt-out of the Income Guarantee Feature Charge Increase, it will terminate your right to any future increases to your Benefit Base and your right to make subsequent Purchase Payments. An Income Guarantee Feature Charge Increase Opt-Out is irrevocable once it becomes effective.Not available for Contracts issued in New York.
Name of Benefit [Text Block]	RetireCore
RetireCore Stacking
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	RetireCore Stacking
Purpose of Benefit [Text Block]	Guarantees that prescribed level of withdrawals can be taken for life beginning on the Guaranteed Lifetime Withdrawal Date, even if Contract Value is zero.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%
Brief Restrictions / Limitations [Text Block]	Can only be elected at time of Contract issue.Owner (or Annuitant, if Contract is owned by a non-natural person) must be at least Age 45 and may not be older than Age 80 when the Contract is issued.May allocate Contract Value only to certain Sub-Accounts.May not make subsequent Purchase Payments that total more than $25,000 in a Contract Year after the first Contract Year.Subsequent Purchase Payments not allowed after the Guaranteed Lifetime Withdrawal Date.Any withdrawal prior to the Guaranteed Lifetime Withdrawal Date and, on and after the Guaranteed Lifetime Withdrawal Date, the portion of a withdrawal (including CDSCs) from the Contract Value that causes the cumulative withdrawals to exceed the ALBA in that Contract Year, will be an Excess Withdrawal unless the withdrawal is taken as a part of the Company’s Systematic Withdrawal Program established for the payment of RMDs, under which the RMD is calculated by the Company. Any withdrawal that occurs after the cumulative withdrawals exceed the ALBA in that Contract Year will also be an Excess Withdrawal.Excess Withdrawals negatively impact the feature.The ALBA is not available until youngest Covered Person attains age 59½. If we increase the Income Guarantee Feature Charge and you elect to opt-out of the Income Guarantee Feature Charge Increase, it will terminate your right to any future increases to your Benefit Base and your right to make subsequent Purchase Payments.An Income Guarantee Feature Charge Increase Opt-Out is irrevocable once it becomes effective.Not available for Contracts issued in New York.
Name of Benefit [Text Block]	RetireCore Stacking
Death of Owner During the Accumulation Phase
Item 10. Benefits Available [Line Items]
Operation of Benefit [Text Block]	Death of Owner During the Accumulation PhaseIf any Owner dies during the Accumulation Phase, we will pay a death benefit to the primary Beneficiary. If any Owner dies, we will treat the surviving Owner as the primary Beneficiary and treat any other Beneficiary designation, on record at the time of death, as a contingent Beneficiary.The Beneficiary may request that the death benefit be paid under one of the death benefit options. If the sole primary Beneficiary is your spouse and your Contract is a Non-Qualified Contract or is held as a traditional IRA (including SEP and SIMPLE IRAs) or Roth IRA, he or she may elect to become the Owner of the Contract by continuing the Contract at the death benefit amount payable. Generally, if the Contract is continued then:the spouse’s initial Contract Value will be equal to the death benefit that would have been payable if the lump sum distribution had been elected;all applicable Contract features and benefits will be in the surviving spouse’s name; andthe surviving spouse will exercise all of the Owner’s rights under the Contract.Restrictions are as follows:If the sole primary Beneficiary is a domestic partner or civil union partner, as defined under applicable state laws, we will treat him or her as a spouse for this provision, and he or she may elect to continue the Contract as described herein. However, a domestic partner or civil union partner cannot elect to continue the Contract if it is a traditional IRA or Roth IRA. Since current federal tax law does not define a spouse to include a domestic partner or civil union partner, such domestic partner or civil union partner who elects to continue the Contract must still meet the distribution requirements of IRC Section 72(s). In order to meet these requirements, the amount of any gain in the Contract will become subject to income tax at the time the election to continue the Contract is made.The right to continue the Contract by a surviving spouse, a domestic partner, or a civil union partner can only be exercised once while the Contract is in effect.See “Taxes – Civil Unions and Domestic Partnerships” if you are in a domestic partnership or civil union.
Death Benefit Amount During the Accumulation Phase
Item 10. Benefits Available [Line Items]
Operation of Benefit [Text Block]	Death Benefit Amount During the Accumulation PhaseThe death benefit amount depends upon the death benefit feature in effect at the time of your death or, if the Contract is owned by a non-natural person, an Annuitant’s death.There are two death benefit features available.Return of Purchase Payment (ROP) Death Benefit (no additional charge)Highest Quarterly Value (HQV) Death Benefit (for an additional charge)When you purchase your Contract, you must select one death benefit feature. Once you have selected a death benefit feature and we issue the Contract, you cannot later select a different death benefit feature. The HQV Death Benefit is not available for selection if the oldest Owner (or Annuitant, if the Owner is a non-natural person) is over the Age of 75 or if an Income Guarantee Feature has been elected.Return of Purchase (ROP) Payment Death BenefitThe death benefit during the Accumulation Phase will be the greater of (1) and (2) below.The total Purchase Payments, reduced by an adjustment for each withdrawal. The adjustment is equal to A divided by B, with the result multiplied by C, where:
            A = the Contract Value withdrawn, including any applicable CDSC;
            B = the Contract Value immediately prior to the withdrawal; and
            C = the total Purchase Payments adjusted for any prior withdrawals.The Contract Value.A withdrawal will reduce the death benefit amount in direct proportion to the Contract Value reduction, including withdrawals of the ALBA if an Income Guarantee Feature is in effect. For example, if you take a 20% withdrawal from your Contract Value, the death benefit will be reduced by 20%. Since withdrawals result in a pro rata adjustment to the death benefit amount, the death benefit amount will be reduced by more than the actual dollar amount of the withdrawals when the death benefit is greater than the Contract Value. See “Appendix D –Death Benefit Examples – Return of Purchase Payment Death Benefit.”The death benefit that is payable during the Accumulation Phase is determined as of the Close of Business on the Business Day on which we receive both due proof of death and an election of a payment method at our Service Center in Good Order. Where there is more than one Beneficiary, we will determine the death benefit as of the Close of Business on the first Business Day that any Beneficiary submits due proof of death and election of a payment method in Good Order. If the death benefit payable is greater than the Contract Value, we will apply an amount equal to the difference between the death benefit and Contract Value to each Sub-Account and/or the DCA Fixed Account, if applicable, in the ratio that your value bears to your Contract Value. Any current DCA Term will then terminate. Each Beneficiary’s portion of the death benefit will be applied to their chosen death benefit payout option on the Business Day we receive their election of a payment method at our Service Center in Good Order, and will be paid from the Sub-Accounts on a pro rata basis. The balance of the death benefit will remain in the Sub-Accounts based on the current allocation until each of the other Beneficiaries submits their election of a payment method to our Service Center in Good Order. From the time the death benefit is determined until complete distribution is made, any amount in a Sub-Account will be subject to investment risk. This risk is borne by the Beneficiary(ies).The Return of Purchase Payment Death Benefit will terminate if the Contract terminates, once the Contract enters the Annuity Phase, or upon our receipt of due proof of the Owner’s death and election of the payment method unless the Contract is continued by the surviving spouse.Highest Quarterly Value (HQV) Death BenefitThe Highest Quarterly Value Death Benefit is not available for Contracts issued in New York.For additional detail on charge deduction and examples of the operation of this benefit see the section above entitled ‘‘Charges and Deductions’’ and “Appendix D – Death Benefit Examples – Highest Quarterly Value (HQV) Death Benefit.”For an additional charge, at time of Contract issue, you may elect the  HQV Death Benefit. If you elect an Income Guarantee Feature or if the oldest Owner (oldest Annuitant is the Owner is a non-natural person) is over Age 75, you cannot elect this death benefit.If you have elected the  HQV Death Benefit, the death benefit during the Accumulation Phase will be the greater of:the Contract Value as of the Close of Business on the Business Day on which we receive due proof of death and an election of a payment method at our Service Center in Good Order, and  the Highest Quarterly Value.Highest Quarterly ValueThe Highest Quarterly Value will be the greater of (1) and (2) below:1. The total Purchase Payments, reduced by an adjustment for each withdrawal; orThe adjustment for a withdrawal is equal to A divided by B, with the result multiplied by C, where:A = the Contract Value withdrawn, including any applicable Contingent Deferred Sales Charge;B = the Contract Value immediately prior to the withdrawal; andC = the total Purchase Payments adjusted for any prior withdrawals.Since withdrawals result in pro-rata adjustment to the total Purchase Payments, the total Purchase Payments will be reduced by more than the actual dollar amount of the withdrawals when the total Purchase Payments adjusted for any prior withdrawals is greater than the Contract Value.2. The Annual Lock-In Feature.Annual Lock-In Feature (ALIF)On the Issue Date, the  ALIF is equal to the initial Purchase Payment.After the Issue Date, the  ALIF is recalculated when any of the following occurs:When a Purchase Payment is applied to the Contract.  When a Purchase Payment is applied to the Contract, the ALIF is equal to the most recently calculated ALIF plus the Purchase Payment.  When a withdrawal of Contract Value occurs.  When a withdrawal of Contract Value occurs, the ALIF is equal to the most recently calculated ALIF reduced by a pro-rata adjustment for that withdrawal.  The adjustment is equal to A divided by B, with the result multiplied by C, where:A = the Contract Value withdrawn, including any applicable  CDSC;B = the Contract Value immediately prior to the withdrawal; andC = the most recently calculated ALIF.Since withdrawals result in a pro-rata adjustment to the  ALIF, the ALIF will be reduced by more than the actual dollar amount of the withdrawal when the most recently calculated ALIF is greater than the Contract Value.  On each Contract Anniversary up to and including the Contract Anniversary after the oldest Owner (or oldest Annuitant, if the Contract is owned by a non-natural person) attains Age 80.  On each Contract Anniversary, the  ALIF is equal to the greater of:the most recently calculated  ALIF; orthe highest quarterly Contract Value as determined on the last calendar day of any Contract Year quarter within the prior Contract Year after processing any transactions.Once the Contract Anniversary after the oldest Owner (or oldest Annuitant, if the Contract is owned by a non-natural person) attains age 80 has occurred, the  ALIF will no longer recalculate on each Contract Anniversary. The ALIF will remain as the last calculated ALIF adjusted by subsequent Purchase Payments and withdrawals as previously described.If the ownership of the Contract is changed to an Owner (Annuitant, if the Owner is a non-natural person), who was over the maximum age for electing the HQV Death Benefit on the Issue Date of the Contract, the ALIF will no longer apply. This includes changes as a result of a spousal continuance by a surviving spouse upon the death of the Owner. The death benefit will be the greater of the Contract Value and the total Purchase Payments, reduced by a pro-rata adjustment for each withdrawal. Since the ALIF will no longer apply, the death benefit value may be reduced at the time of the change in ownership. In this scenario, the HQV Death Benefit Charge will no longer be assessed, and any investment allocation restrictions will no longer apply.Impact of Withdrawals on Highest Quarterly Contract ValuesFor the purpose of determining the highest quarterly Contract Value, as referenced above, each quarterly Contract Value will be reduced by withdrawals taken after the last calendar day of that Contract Year quarter.  The quarterly Contract Value(s) will be reduced by a pro-rata adjustment for each withdrawal.The adjustment is equal to A divided by B, with the result multiplied by  C, where:A = the Contract Value withdrawn, including any applicable Contingent Deferred Sales Charge;B = the Contract Value immediately prior to the withdrawal; andC = the quarterly Contract Value.Since withdrawals result in a pro-rata adjustment to the quarterly Contract Value, the quarterly Contract Value will be reduced by more than the actual dollar amount of the withdrawal when the quarterly Contract Value is greater than the Contract Value at the time of the withdrawal.If multiple withdrawals occur in a Contract Year, each quarterly Contract Value may be reduced multiple times.  For example, if you request a withdrawal during the second Contract Year quarter, your quarterly Contract Value for the first Contract Year quarter will be reduced by the withdrawal. If you then request another withdrawal during the third Contract Year quarter, your quarterly Contract Value for the first Contract Year quarter will be reduced again by that second withdrawal and your quarterly Contract Value for the second Contract Year quarter will also be reduced by that withdrawal.The death benefit that is payable during the Accumulation Phase is determined as of the Close of Business on the Business Day on which we receive both due proof of death and an election of a payment method at our Service Center in Good Order. Where there is more than one Beneficiary, we will determine the death benefit as of the Close of Business on the first Business Day that any Beneficiary submits due proof of death and election of a payment method in Good Order. If the death benefit payable is greater than the Contract Value, we will apply an amount equal to the difference between the death benefit and Contract Value to each Sub-Account and/or the  DCA Fixed Account, if applicable, in the ratio that your value bears to your Contract Value. Any current DCA Term will then terminate. Each Beneficiary’s portion of the death benefit will be applied to their chosen death benefit payout option on the Business Day we receive their election of a payment method at our Service Center in Good Order, and will be paid from theSub-Accounts on a pro rata basis. The balance of the death benefit will remain in the Sub-Accounts based on the current allocation until each of the other Beneficiaries submits their election of a payment method to our Service Center in Good Order. From the time the death benefit is determined until complete distribution is made, any amount in a Sub-Account will be subject to investment risk. This risk is borne by the Beneficiary(ies).HQV Death Benefit ChargeIf you elect the  HQV Death Benefit, we will deduct an additional charge on a quarterly basis in arrears as a percentage of the Highest Quarterly Value on the last calendar day of each Contract Year quarter. The charge will be assessed against your Contract Value in the Sub Accounts in which you are invested in the same proportion that the amount of the Contract Value in each Sub-Account bears to the total Contract Value in the Sub-Accounts. The table below reflects the current and maximum charge.If you make a total withdrawal, a pro-rata portion of the charge will be assessed based on the number of calendar days from the first calendar day of the current Contract Year quarter to the date of the total withdrawal.

HQV Death Benefit Charge
When Charge is Deducted	Current (annual rate)	Maximum (annual rate)
On a quarterly basis in arrears, as a percentage of the Highest Quarterly Value on the last calendar day of each Contract Year quarter	0.30%	0.30%
	HQV Death Benefit Allocation RestrictionsWhile the HQV Death Benefit is in effect, we reserve the right to modify the Sub-Accounts available with this feature from time to time. Currently, there are no such restrictions.We will notify you by Written Notice at least 30 days before any change in Sub-Account restrictions. The restrictions in the type of Sub-Accounts available to you under the HQV Death Benefit are intended to help us manage the risk associated with providing the HQV Death Benefit.HQV Death Benefit TerminationThe HQV Death Benefit will terminate if the Contract terminates, once the Contract enters the Annuity Phase, or upon our receipt of due proof of the Owner’s death and election of the payment method unless the Contract is continued by the surviving spouse. You cannot request that the HQV Death Benefit be terminated.
Death Benefit Payment Options During the Accumulation Phase
Item 10. Benefits Available [Line Items]
Operation of Benefit [Text Block]	Death Benefit Payment Options During the Accumulation PhaseThe availability of certain death benefit options may be limited for Tax-Qualified Contracts in order to comply with RMD rules.For Non-Qualified Contracts, each Beneficiary must elect the death benefit to be paid under one of the following options in the event that a death benefit becomes payable during the Accumulation Phase:Option 1 – Lump sum payment of the death benefit.Option 2 – Payment of the entire death benefit within five years of the date of any Owner’s death. This option may not be available if there are multiple Beneficiaries.Option 3 – Payment of the death benefit under an Annuity Option over the lifetime of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary. Distribution must begin within one year of the date of any Owner’s death. This option is not available for a Beneficiary that is a non-natural person.For Qualified Contracts, each Beneficiary must elect the death benefit to be paid under one of the following options in the event that a death benefit becomes payable during the Accumulation Phase:Option 1 – Lump sum payment of the death benefit.Option 2 – Payment of the entire death benefit by the end of the calendar year that contains the tenth anniversary of your death (fifth anniversary of your death if you do not have a designated Beneficiary as defined for purposes of IRC Section 401(a)(9), including where your Beneficiary is your estate or certain trusts). This option may not be available if there are multiple Beneficiaries.Option 3 – If the Beneficiary is your surviving spouse, or is not more than ten years younger than you, payment of the death benefit under an Annuity Option over the lifetime of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary. Distribution must generally begin by the end of the calendar year following the year of your death. Additional deferral may be available for a spouse Beneficiary.Option 4 – If the Beneficiary is your surviving spouse, or is not more than ten years younger than you, payment of the death benefit from a deferred annuity Contract over the life expectancy of the Beneficiary through a series of non-annuitized withdrawals made at least annually. Distribution must generally begin by the end of the calendar year following the year of your death. Additional deferral may be available for a spouse Beneficiary. Additional withdrawals, including full withdrawals, are available. This option may not be available if there are multiple Beneficiaries. See the section below entitled “Beneficiary IRA” for rules and restrictions.If the sole primary Beneficiary is a spouse, continuation of the Contract in his or her own name is described previously in this section under “Death Benefit – Death of Owner During the Accumulation Phase.”For Non-Qualified Contracts, any portion of the death benefit not applied to Option 3 within the time period specified must be distributed within five years of the date of the Owner’s death under Option 1 or Option 2. For Qualified Contracts, any portion of the death benefit not applied to Option 3 or Option 4 within the time period specified must be distributed by the end of the calendar year that contains the tenth anniversary of your death (fifth anniversary of your death if you do not have a designated Beneficiary as defined for purposes of IRC Section 401(a)(9), including where your Beneficiary is your estate or certain trusts) under Option 1 or Option 2. This is true even if you have restricted the Beneficiary’s payout option. In addition, if you die after reaching the age at which RMDs must begin, your beneficiary is required to take annual required minimum distributions during the ten year distribution period. You may restrict a Beneficiary’s right to elect a death benefit payout option. If you do so, such rights or options will not be available to the Beneficiary.We may also consent to other death benefit payout options in addition to those described in this section as long as they comply with IRC Section 72(s) or Section 401(a)(9), as applicable.If a Beneficiary chooses to receive payment of the death benefit other than as a lump sum, their successor Beneficiary will only receive any remaining Contract Value in the event of death before full distribution has been made. The death benefit will not apply upon the death of the Beneficiary.Lump Sum PaymentsIf a lump sum payment is requested, we will pay the amount within seven calendar days after we receive due proof of death and election of the payment method in Good Order at our Service Center, unless we are required to suspend or delay payment.Beneficiary IRABeneficiary, Inherited, Legacy or “Stretch” IRAs are all terms used to describe an IRA that is used exclusively to distribute death proceeds of an IRA or other qualified investment to the Beneficiary over that Beneficiary’s life expectancy in order to meet the Required Minimum Distribution (RMD) rules. Upon the contract owner’s death under an IRA or other Qualified Contract, an “Eligible Designated Beneficiary” may generally establish a Beneficiary IRA by either purchasing a new annuity Contract or, in some circumstances, by electing the Beneficiary IRA payout option under the current Contract. Until withdrawn, amounts in a Beneficiary IRA continue to be tax-deferred. Amounts withdrawn each year, including amounts that are required to be withdrawn under the RMD rules, are subject to tax.If the contract owner died on or before December 31, 2019 (on or before December 31, 2021 for participants of a governmental plan or a plan maintained pursuant to a collective bargaining agreement), an individual designated Beneficiary, and certain trusts as Beneficiary, are treated as Eligible Designated Beneficiaries, and can elect to take distributions over their life expectancy (life expectancy of the oldest trust Beneficiary).However, if the contract owner dies on or after January 1, 2020 (on or after January 1, 2022 for participants of a governmental plan or a plan maintained pursuant to a collective bargaining agreement), only certain designated Beneficiaries are treated as Eligible Designated Beneficiaries, and we will only offer the Beneficiary IRA payout option to a designated Beneficiary who either (1) is the surviving spouse of the deceased qualified plan participant or IRA Owner or, (2) is not more than 10 years younger than the deceased qualified plan participant or IRA Owner. In the future, we may allow additional classes of Eligible Designated Beneficiaries to elect the Beneficiary IRA payout option. See “Death Benefit – Death Benefit Payment Options During the Accumulation Phase” for more information.See “Taxes – Required Minimum Distributions for Qualified Contracts” for more information.Eligibility Requirements/Restrictions:If a Beneficiary(ies) elects payment under Option 4 as a Beneficiary IRA after the death of the Owner, the following rules apply:The annuity Contract will be titled in the Beneficiary’s name as Beneficiary for the deceased Owner. The Beneficiary must be the Annuitant, and the Annuitant cannot be changed.For non-spousal Beneficiary IRAs, RMDs must begin by December 31st of the year following the year of the date of the Owner’s death. For spousal Beneficiary IRAs, RMDs may be deferred until the year for which the original Owner would have been required to begin RMDs. The RMD amount will generally be calculated based on the Beneficiary’s life expectancy and will be withdrawn from each Sub-Account and/or the DCA Fixed Account, if applicable, in the ratio that your value in each bears to your Contract Value. If the original Owner died after RMDs were required to begin, and was younger than the Beneficiary, the RMD amount may be calculated based on the original Owner’s life expectancy in the year of his or her death.We will not offer a Beneficiary IRA to a trust.RMDs must be made at least annually through a SWP that we administer. The SWP cannot be terminated.Withdrawals will not be subject to a CDSC.The Beneficiary’s initial Contract Value will be equal to the death benefit that would have been payable to the Beneficiary if a lump sum distribution had been elected.Additional contributions cannot be applied to the Contract.Upon the death of the Annuitant, any remaining Contract Value will be paid to the succeeding Beneficiary in a lump sum or over the Annuitant’s remaining life expectancy as determined by the applicable IRS table, but in no case may payments extend beyond the end of the calendar year that contains the tenth anniversary of the Annuitant’s death.A Beneficiary IRA may only be established by the Beneficiary of the IRA Owner/qualified plan participant whose death triggered the RMD requirements of IRC Section 401(a)(9). A Beneficiary IRA may not be established as a “second generation” Beneficiary IRA by a successor Beneficiary.Joint ownership of a Beneficiary IRA is not allowed.If an Income Guarantee Feature is in effect, it will be terminated.Beneficiaries should consult a tax adviser for advice prior to establishing a Beneficiary IRA.
Death of Owner During the Annuity Phase
Item 10. Benefits Available [Line Items]
Operation of Benefit [Text Block]	Death of Owner During the Annuity PhaseUpon any Owner’s death during the Annuity Phase, if the Annuitant is still alive, the surviving Owner will retain the ownership of the Contract. If there is no surviving Owner, the Beneficiary will become the Owner. Any remaining Annuity Payments under the Annuity Option elected will continue to be paid at least as rapidly as under the method of distribution in effect at such Owner’s death. For Qualified Contracts, the Beneficiary(ies) may be required to receive an adjusted payment stream in order to comply with RMD rules that apply upon the Owner/Annuitant’s death. If the Beneficiary is not an “Eligible Designated Beneficiary” as defined by IRC Section 401(a)(9), Annuity Payments may only continue through the end of the calendar year that contains the tenth anniversary of the Owner/Annuitant’s death, even if a longer Annuity Payment option was elected, including a Joint and Last Survivor Annuity Option where the Joint Annuitant is still living.
Death of Annuitant
Item 10. Benefits Available [Line Items]
Operation of Benefit [Text Block]	Death of AnnuitantIf an Annuitant, who is not the Owner or Joint Owner, dies during the Accumulation Phase, you can name a new Annuitant subject to our approval. If there is no surviving Annuitant, the oldest Owner will become the Annuitant. If the Owner is a non-natural person and an Annuitant dies, you may not name a new Annuitant. In this case we will treat the death of the Annuitant as the death of the Owner and pay the death benefit as described in “Death Benefit – Death of Owner During the Accumulation Phase.”Upon the death of the last surviving Annuitant on or after the Annuity Date, the death benefit, if any, is as specified in the Annuity Option elected. Upon the death of the last surviving Annuitant during the Annuity Phase, any remaining payment under the elected Annuity Option will be paid to the Beneficiary. For Qualified Contracts, the Beneficiary(ies) may be required to receive an adjusted payment stream in order to comply with RMD rules that apply upon the Owner/ Annuitant’s death. If the Beneficiary is not an “Eligible Designated Beneficiary” as defined by IRC Section 401(a)(9), Annuity Payments may only continue through the end of the calendar year that contains the tenth anniversary of the Owner/ Annuitant’s death, even if a longer Annuity Payment option was elected, including a Joint and Last Survivor Annuity Option where the Joint Annuitant is still living. We will treat a surviving Owner as the primary Beneficiary and treat any other Beneficiary designation on record at the time of death as a contingent Beneficiary.Due Proof of DeathFor purposes of determining due proof of death, we require:a certified death certificate; ora certified decree of a court of competent jurisdiction as to the finding of death; orany other proof satisfactory to us.
Terminal Illness Withdrawal Benefit
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Terminal IllnessWithdrawal Benefit
Purpose of Benefit [Text Block]	Allows withdrawal of some or all Contract Value without a CDSC if diagnosed with terminal illness or terminal medical condition.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	You cannot be diagnosed with the terminal illness or the terminal condition or both as of Issue Date.Each withdrawal request must be made one year or more after Issue Date.We require proof that you are terminally ill, including, but not limited to, certification by a state licensed medical practitioner.
Name of Benefit [Text Block]	Terminal IllnessWithdrawal Benefit
6 Month DCA Fixed Account
Index-Linked Option [Line Items]
Index-Linked Option Available, Crediting Period	6 months
Fixed Option [Line Items]
Fixed Option Available, Name	6 Month DCA Fixed Account
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	1.00%
12 Month DCA Fixed Account
Index-Linked Option [Line Items]
Index-Linked Option Available, Crediting Period	12 months
Fixed Option [Line Items]
Fixed Option Available, Name	12 Month DCA Fixed Account
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	1.00%
Market Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Market Risk. You can lose money in a variable annuity, including potential loss of your entire amount invested. The value of your investment and any returns will depend on the performance of the Funds you select. Those Funds could decline in value very significantly, and the risk of loss varies with each Fund. You bear the risk of any decline in your Contract Value resulting from the poor performance of the Funds you have selected. The investment risks are described in the prospectuses for the Funds.
Early Withdrawal Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Early Withdrawal Risk. Variable annuities are not a short-term investment vehicle. The CDSC may apply for a number of years, so the Contract should only be purchased for the long-term. Under some circumstances, you may receive less than the sum of your Purchase Payments. In addition, full or partial withdrawals will be subject to income tax to the extent that they consist of earnings and a 10% additional income tax may apply to the taxable portion if taken before age 59½. Accordingly, you should carefully consider your income and liquidity needs before purchasing a Contract. Additional information about these risks appear in “Important Information You Should Consider About the MassMutual Envision Variable Annuity Contract,” “Withdrawals,” and “Taxes.”
Contract Benefits Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Contract Benefits Risk. Investment Restrictions – Opportunity Risks. Electing an Income Guarantee Feature restricts your choice of available Funds. Additionally, while there are currently no restrictions on available Sub-Accounts if you elected the HQV Death Benefit, we reserve the right to impose such restrictions in the future. These restrictions are intended to protect us financially, in that they reduce the likelihood that we will have to pay guaranteed benefits under an Income Guarantee Feature or the HQV Death Benefit from our own assets. These restrictions could result in an opportunity cost – in the form of Funds that you did not invest in that ultimately might generate superior investment performance. Thus, you should consider these restrictions when deciding whether to elect an Income Guarantee Feature or the HQV Death Benefit. Risk Associated With Election of an Income Guarantee Feature. The Income Guarantee Features include several requirements and limitations that must be adhered to in order to preserve and maximize the guarantees we offer under the benefit. If you fail to adhere to these requirements, that may diminish the value of the benefit and even possibly cause termination of the benefit. In addition, it is possible that you will pay fees for an Income Guarantee Feature without fully realizing the guarantees available under the benefit. For example, Excess Withdrawals can result in a significant reduction of your Benefit Base, depending upon the amount of the withdrawal. An Excess Withdrawal will also reduce the Roll-Up Base for RetireCore and RetireCore Stacking and the Roll-Up Value for RetireCore. Additionally, if your Contract terminates before the Settlement Phase, you will not have maximized the benefits provided under your Income Guarantee Feature.
Insurance Company Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Insurance Company Risk. It is possible that we could experience financial difficulty in the future and even become insolvent, and therefore unable to provide all of the guarantees and benefits that we promise that exceed the value of the assets in the Separate Account. Similarly, our experiencing financial difficulty could interfere with our ability to fulfill our obligations under the DCA Fixed Account and other General Account obligations.
Contract Changes Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Contract Changes Risk. We reserve the right to limit transfers. We also reserve the right to remove or substitute Funds as investment options available under the Contract and to reject subsequent Purchase Payments into the DCA Fixed Account to establish a DCA Term or into a current DCA Term. We may impose limits on the minimum and maximum amounts that you may invest or other transaction limits that may limit your use of the Contract. See “Other Information – Reservation of Rights” for more information.
Risk of Loss
Item 3. Key Information [Line Items]
Risk [Text Block]	Yes. You can lose money by investing in the Contract, including loss of principal.
Not a Short-Term Investment
Item 3. Key Information [Line Items]
Risk [Text Block]	No.The Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.CDSCs may apply for up to seven years following your last Purchase Payment.If CDSCs apply, they will reduce the value of your Contract if you withdraw money during the CDSC period. The benefits of tax deferral also mean the Contract is more beneficial to investors with a long-time horizon.Withdrawals may result in income taxes and premature distribution taxes.
Risks Associated with Investment Options
Item 3. Key Information [Line Items]
Risk [Text Block]	An investment in the Contract is subject to the risk of poor investment performance of the Funds you choose and can vary depending upon the performance of the Funds available under the Contract.Each Fund and fixed account has its own unique risks.You should review the investment options, including prospectuses for the available Funds and the terms of any fixed account, before making an investment decision.
Insurance Company Risks
Item 3. Key Information [Line Items]
Risk [Text Block]	Any obligations (including under any fixed account), guarantees, and benefits of the Contract are subject to the claims-paying ability of MassMutual. If MassMutual experiences financial distress, it may not be able to meet its obligations to you. More information about MassMutual, including its financial strength ratings, is available at www.MassMutual.com/ratings.
Tax Consequences
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Tax Consequences. Withdrawals are generally taxable to the extent of any earnings in the Contract, and prior to age 59½ an additional 10% federal income tax may apply to the taxable portion. In addition, even if the Contract is held for years before any withdrawal is made, withdrawals are taxable as ordinary income rather than capital gains. Earnings for this purpose consist of Contract Value in excess of your after-tax investment in the Contract.
Cybersecurity and Certain Business Continuity Risks
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Cybersecurity and Certain Business Continuity Risks. Our operations support complex transactions and are highly dependent on the proper functioning of information technology and communication systems. Any failure of or gap in the systems and processes necessary to support complex transactions and avoid systems failure, fraud, information security failures, processing errors, cyber intrusion, loss of data and breaches of regulation may lead to a materially adverse effect on our results of operations and corporate reputation. In addition, we must commit significant resources to maintain and enhance our existing systems in order to keep pace with applicable regulatory requirements, industry standards and customer preferences. If we fail to maintain secure and well-functioning information systems, we may not be able to rely on information for product pricing, compliance obligations, risk management and underwriting decisions. In addition, we cannot assure investors or consumers that interruptions, failures or breaches in security of these processes and systems will not occur, or if they do occur, that they can be timely detected and remediated. The occurrence of any of these events may have a materially adverse effect on our businesses, results of operations and financial condition.For additional detail regarding cybersecurity and related risks, please see “Other Information – Computer System, Cybersecurity, and Service Disruption Risks” in this prospectus.
Single Life Highest Anniversary Value Step-up
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%
Joint Life Highest Anniversary Value Step-up
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%
Single Life Highest Quarterly Value Step-up
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%
Joint Life Highest Quarterly Value Step-up
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%

[1]
(1)	Represents the mortality and expense risk charge and administrative charge (charged as a percentage of average account value in the Separate Account on an annualized basis) and the annual contract maintenance charge (a fixed dollar amount that may be waived for certain Contract Value amounts) collected during the Contract Year that are attributable to the Contract divided by the total average net assets that are attributable to the Contract.

[2]
(2)	As a percentage of Fund assets.

[3]
(3)	This charge is the lowest current charge for an optional benefit available with this contract. It is the current charge for the HQV Death Benefit.

[4]
(4)	This prospectus uses the Rate Sheet Prospectus Supplement to describe the maximum current charge you would pay for a single optional benefit, if elected. The current charge for each of the optional Income Guarantee Features are the same and represent the maximum current charge for an optional benefit available with this contract. See the applicable Rate Sheet Prospectus Supplement for the current charges for the Income Guarantee Features.

[5]
(5)	The calculation of the current highest annual cost assumes election of an Income Guarantee Feature.

[6]
(1)	The CDSC percentage charged is based on the number of full years from when the purchase payment is applied to the Contract to the date it is withdrawn. See Appendix B for an example.
The  CDSC percentages are 7% (for first three years), 6% (for 4th year), 5% (for 5th year), 4% (for 6th year), 3% (for 7th year), and 0% (for 8th year and later).
See “Charges and Deductions – Contingent Deferred Sales Charge (CDSC)” for more information.

[7]
(1)	The Fund expenses used to prepare this item were provided to us by the Funds. We have not independently verified such information provided to us by Funds that are not affiliated with us.

[8]
(1)	This represents the annual contract maintenance charge. We currently waive this charge if your Contract Value is $100,000 or more when the deduction is made. We assess the charge on each Contract Anniversary and when you make a full withdrawal. For Contracts issued in New York, the charge is deducted on a pro-rated basis for full withdrawals.

[9]
(1)	We deduct 25% of the annualized current charge from your Contract Value in the Sub Accounts in which you are invested on a quarterly basis in arrears.

[10]
(2)	For current Income Guarantee Feature Charges, see the current Rate Sheet Prospectus Supplement (for prospective Contract Owners) or the Rate Sheet Prospectus Supplement included at the time of Contract delivery (for existing Contract Owners). Historical Rate Sheets can also be found in Appendix H.

[11]
(2)	The Base Contract Expenses represent the sum of the mortality and expense risk charge and the administrative charge. The current and maximum mortality and expense risk charge is 1.15% annually and the current and maximum administrative charge is 0.15% annually. These charges are a percentage of average account value in the Separate Account on an annualized basis.

[12]
Fidelity, Contrafund and Fidelity Institutional AM are registered service marks of FMR LLC. Used with permission.

[13]
(*)	This Fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this Fund’s annual expenses reflect temporary expense reductions. See the Fund prospectus for additional information.

[14]
(1)	These are fund-of-funds investment choices. They are known as fund-of-funds because they invest in other underlying funds. A fund offered in a fund-of-funds structure may have higher expenses than a direct investment in its underlying funds because a fund-of-funds bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

[15]
(10)	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The yield of this Fund may become very low during periods of low interest rates. After deduction of Separate Account charges, the yield in the division that invests in this Fund could be negative.

[16]
(11)	MML VIP Barings U.S. Government Money Market Fund formerly known as MML U.S. Government Money Market Fund.

[17]
(12)	MML VIP Barings Core Bond Fund formerly known as MML Managed Bond Fund.

[18]
(13)	MML VIP Barings Inflation-Protected and Income Fund formerly known as MML Inflation-Protected and Income Fund.

[19]
(14)	MML VIP Barings Short-Duration Bond Fund formerly known as MML Short-Duration Bond Fund.

[20]
(15)	MML VIP Fidelity Institutional AM® Core Plus Bond Fund formerly known as MML Total Return Bond Fund.

[21]
(16)	MML VIP BlackRock® Balanced Fund formerly known as MML Blend Fund.

[22]
(17)	MML VIP Franklin Templeton Equity Fund formerly known as MML Equity Fund.

[23]
(18)	MML VIP T. Rowe Price Equity Income Fund formerly known as MML Equity Income Fund.

[24]
(19)	MML VIP BlackRock® Equity Index Fund formerly known as MML Equity Index Fund.

[25]
(2)	MML VIP Aggressive Allocation Fund formerly known as MML Aggressive Allocation Fund.

[26]
(20)	MML VIP Invesco Main Street Equity Fund formerly known as MML Fundamental Equity Fund.

[27]
(21)	MML VIP JPMorgan U.S. Research Enhanced Equity Fund formerly known as MML Managed Volatility Fund.

[28]
(22)	The Fund is a “feeder” fund, meaning that it does not buy investment securities directly, but instead invests in shares of a corresponding “master” fund, which in turn purchases investment securities. A fund offered in a master feeder structure may have higher expenses than those of a fund which invests directly in securities because the “feeder” fund bears its own expenses in addition to those of the “master” fund. You should read the Fund prospectuses for more information about this “feeder” fund.

[29]
(23)	The MML VIP American Funds Growth Fund invests all of its assets in the Class 1 shares of the American Funds Insurance Series® – Growth Fund. However, this Fund is not available directly as an investment choice under your MassMutual variable product. You should read the prospectus along with the prospectus for the MML VIP American Funds Growth Fund.

[30]
(24)	MML VIP American Funds Growth Fund formerly known as MML American Funds Growth Fund.

[31]
(25)	MML VIP Loomis Sayles Large Cap Growth Fund formerly known as MML Large Cap Growth Fund.

[32]
(26)	MML VIP T. Rowe Price Blue Chip Growth Fund formerly known as MML Blue Chip Growth Fund.

[33]
(27)	Nomura VIP Growth Series formerly known as Macquarie VIP Growth Series.

[34]
(28)	MML VIP American Century Mid Cap Value Fund formerly known as MML Mid Cap Value Fund.

[35]
(29)	MML VIP American Century Small Company Value Fund formerly known as MML Small Company Value Fund.

[36]
(3)	MML VIP American Funds 65/35 Allocation Fund formerly known as MML American Funds Core Allocation Fund.

[37]
(30)	MML VIP Invesco Small Cap Equity Fund formerly known as MML Small Cap Equity Fund.

[38]
(31)	MML VIP Invesco Discovery Mid Cap Fund formerly known as MML Invesco Discovery Mid Cap Fund.

[39]
(32)	MML VIP T. Rowe Price Mid Cap Growth Fund formerly known as MML Mid Cap Growth Fund.

[40]
(33)	MML VIP Wellington Small Cap Growth Equity Fund formerly known as MML Small Cap Growth Equity Fund.

[41]
(34)	Invesco V.I. International Growth Fund formerly known as Invesco Oppenheimer V.I. International Growth Fund.

[42]
(35)	MML VIP Invesco Global Fund formerly known as MML Global Fund.

[43]
(36)	MML VIP MFS International Equity Fund formerly known as MML International Equity Fund.

[44]
(37)	Specialty funds are an all-encompassing category that consists of funds that forgo broad diversification to concentrate on a certain segment of the economy or a specific targeted strategy. For example, sector funds are targeted strategy funds aimed at specific sectors of the economy, such as financial, technology, healthcare, and so on. Sector funds can, therefore, be more volatile than a more diversified equity fund since the stocks in a given sector tend to be highly correlated with each other.

[45]
(38)	Nomura VIP Asset Strategy Series formerly known as Macquarie VIP Asset Strategy Series.

[46]
(4)	MML VIP Balanced Allocation Fund formerly known as MML Balanced Allocation Fund.

[47]
(5)	MML VIP BlackRock iShares® 60/40 Fund formerly known as MML iShares® 60/40 Allocation Fund.

[48]
(6)	MML VIP BlackRock iShares® 80/20 Fund formerly known as MML iShares® 80/20 Allocation Fund.

[49]
(7)	MML VIP Conservative Allocation Fund formerly known as MML Conservative Allocation Fund.

[50]
(8)	MML VIP Growth Allocation Fund formerly known as MML Growth Allocation Fund.

[51]
(9)	MML VIP Moderate Allocation Fund formerly known as MML Moderate Allocation Fund.